American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
May 31, 2025

Avantis Emerging Markets Small Cap Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.0%
Brazil — 7.0%
Allos SA	25,500	98,888
Alpargatas SA, Preference Shares	1,700	2,717
Alupar Investimento SA	3,200	17,243
Ambipar Participacoes e Empreendimentos SA(1)	2,600	85,821
Anima Holding SA	1,400	1,033
Armac Locacao Logistica E Servicos SA	3,100	2,672
Auren Energia SA	22,800	39,425
Automob Participacoes SA(1)	279	610
Azzas 2154 SA	4,092	31,694
Banco ABC Brasil SA, Preference Shares	6,502	24,044
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	14,300	30,228
Banco Pan SA, Preference Shares	9,600	15,358
Bemobi Mobile Tech SA	2,700	8,998
Blau Farmaceutica SA	400	980
BR Advisory Partners Participacoes SA	5,000	13,349
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,000	11,083
Braskem SA, Class A, ADR(1)(2)	1,944	7,368
Brava Energia(1)	21,886	72,322
C&A Modas SA	7,000	21,871
Camil Alimentos SA	6,000	4,983
Cia Brasileira de Aluminio(1)	14,500	11,890
Cia Brasileira de Distribuicao(1)	24,300	12,788
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	5,600	6,873
Cia de Saneamento de Minas Gerais Copasa MG	6,800	28,332
Cia De Sanena Do Parana	3,400	19,480
Cia De Sanena Do Parana, Preference Shares	49,300	56,286
Construtora Tenda SA	4,400	17,678
Cosan SA	27,200	39,472
Cury Construtora e Incorporadora SA	11,400	57,085
CVC Brasil Operadora e Agencia de Viagens SA(1)	37,400	15,497
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,800	64,639
Desktop SA	400	666
Dexco SA	20,900	20,098
Direcional Engenharia SA	2,300	16,226
EcoRodovias Infraestrutura e Logistica SA(1)	18,300	21,885
Empreendimentos Pague Menos SA	2,100	1,292
Even Construtora e Incorporadora SA	4,800	6,042
Ez Tec Empreendimentos e Participacoes SA	7,500	17,388
Fleury SA	18,900	42,463
Grendene SA	23,400	21,806
Grupo Multi SA(1)	5,800	1,065
Grupo SBF SA	6,900	14,851
Guararapes Confeccoes SA(1)	800	1,195
Hidrovias do Brasil SA(1)	51,720	28,756
Hypera SA	9,700	42,891
Iguatemi SA	16,300	64,949
Iochpe Maxion SA	9,600	20,494
IRB-Brasil Resseguros SA(1)	5,300	45,332
Jalles Machado SA	5,600	4,014

JHSF Participacoes SA	23,900	22,189
JSL SA	2,700	2,932
Kepler Weber SA	7,000	9,975
Lavvi Empreendimentos Imobiliarios SA	2,700	5,429
LOG Commercial Properties e Participacoes SA	2,200	8,089
Log-in Logistica Intermodal SA(1)	400	1,784
Lojas Quero-Quero SA	13,000	6,591
Lojas Renner SA	58,000	182,635
M Dias Branco SA	3,300	13,778
Magazine Luiza SA	7,980	12,850
Mahle Metal Leve SA	2,600	14,569
Marcopolo SA	7,400	7,530
Marcopolo SA, Preference Shares	23,100	29,322
Marfrig Global Foods SA	31,900	140,941
Metalurgica Gerdau SA, Preference Shares	49,500	72,179
Mills Locacao Servicos e Logistica SA	7,500	13,860
Minerva SA(1)	13,300	11,697
Moura Dubeux Engenharia SA	4,200	15,032
Movida Participacoes SA	12,200	14,761
MRV Engenharia e Participacoes SA(1)	20,000	18,533
Multiplan Empreendimentos Imobiliarios SA	17,800	83,779
Oceanpact Servicos Maritimos SA(1)	2,900	2,936
Odontoprev SA	15,900	30,580
Orizon Valorizacao de Residuos SA(1)	2,200	19,967
Pagseguro Digital Ltd., Class A	6,711	59,795
Patria Investments Ltd., Class A	2,953	37,621
Pet Center Comercio e Participacoes SA	19,200	14,603
Petroreconcavo SA	9,200	23,227
Plano & Plano Desenvolvimento Imobiliario SA	3,700	9,510
Portobello SA(1)	1,400	1,278
Positivo Tecnologia SA	2,700	2,238
Priner Servicos Industriais SA	400	1,120
Qualicorp Consultoria e Corretora de Seguros SA(1)	700	262
Randon SA Implementos e Participacoes, Preference Shares	6,800	10,772
Romi SA	315	513
Santos Brasil Participacoes SA	38,700	92,293
Sao Martinho SA	12,100	44,406
Schulz SA, Preference Shares	1,900	1,814
Ser Educacional SA	1,300	2,309
Serena Energia SA(1)	16,300	32,660
Sigma Lithium Corp.(1)(2)	3,617	16,964
Simpar SA	22,000	20,579
SLC Agricola SA	10,600	35,139
Smartfit Escola de Ginastica e Danca SA	20,159	84,027
SYN prop e tech SA	1,900	1,993
Taurus Armas SA, Preference Shares	1,870	2,521
Tegma Gestao Logistica SA	1,300	8,321
Transmissora Alianca de Energia Eletrica SA	19,200	118,802
Tres Tentos Agroindustrial SA	8,000	19,470
Trisul SA	700	950
Tupy SA	3,100	10,396
Unipar Carbocloro SA, Class B Preference Shares	2,540	26,646
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	25,800	23,366
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,400	11,367
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	36,900	31,677

Vittia Fertilizantes E Biologicos SA	550	438
Vivara Participacoes SA	7,900	35,829
Vulcabras SA	3,400	12,038
Wilson Sons SA	9,000	27,301
Wiz Co.	500	631
YDUQS Participacoes SA	14,600	40,179
Zamp SA(1)	1,900	1,126
		2,798,239
Chile — 0.6%
CAP SA(1)	5,947	31,930
Empresa Nacional de Telecomunicaciones SA	18,484	53,743
Engie Energia Chile SA	14,762	19,690
Parque Arauco SA	5,919	12,480
Ripley Corp. SA	44,921	21,077
SMU SA	427,094	82,601
Vina Concha y Toro SA	21,372	25,945
		247,466
China — 19.0%
361 Degrees International Ltd.	34,000	18,630
3SBio, Inc.(1)	64,000	153,805
AAC Technologies Holdings, Inc.	32,000	147,989
Abbisko Cayman Ltd.(1)	29,000	35,388
Agile Group Holdings Ltd.(1)(2)	102,000	5,539
Agora, Inc., ADR(1)	3,134	11,220
AK Medical Holdings Ltd.	24,000	18,100
Alibaba Pictures Group Ltd.(1)(2)	490,000	50,257
A-Living Smart City Services Co. Ltd.	18,000	6,363
Alphamab Oncology(1)	23,000	26,085
Anhui Expressway Co. Ltd., H Shares	20,000	31,129
Anton Oilfield Services Group	114,000	15,794
Ascletis Pharma, Inc.(1)	21,000	20,472
AsiaInfo Technologies Ltd.(2)	400	474
Atour Lifestyle Holdings Ltd., ADR	1,651	51,693
ATRenew, Inc., ADR(1)	3,343	8,625
Autohome, Inc., ADR	4,034	98,914
BAIC Motor Corp. Ltd., H Shares	76,000	19,147
Bank of Chongqing Co. Ltd., H Shares	29,000	29,873
BBMG Corp., H Shares	107,000	9,252
Beijing Capital International Airport Co. Ltd., H Shares(1)	94,000	33,219
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	3,000	4,185
Beijing Enterprises Water Group Ltd.(2)	74,000	24,334
Beijing Jingneng Clean Energy Co. Ltd., H Shares	76,000	23,502
Binjiang Service Group Co. Ltd.	4,000	12,963
BOE Varitronix Ltd.	14,000	10,201
Brii Biosciences Ltd.(1)	3,000	702
Brilliance China Automotive Holdings Ltd.(2)	162,000	63,764
C&D International Investment Group Ltd.	33,347	59,681
CALB Group Co. Ltd.(1)	10,300	21,082
Canadian Solar, Inc.(1)(2)	1,837	19,344
Canggang Railway Ltd.(2)	16,000	3,039
Cango, Inc., ADR(1)	1,166	5,305
Central China Securities Co. Ltd., Class H	43,000	8,180
Chervon Holdings Ltd.	3,700	6,152
China BlueChemical Ltd., H Shares	68,000	17,578
China Chunlai Education Group Co. Ltd.	2,000	1,070

China Cinda Asset Management Co. Ltd., H Shares(2)	373,000	49,143
China Communications Services Corp. Ltd., H Shares	118,000	67,780
China Conch Environment Protection Holdings Ltd.	10,500	773
China Conch Venture Holdings Ltd.	70,000	77,936
China Datang Corp. Renewable Power Co. Ltd., H Shares	102,000	29,329
China East Education Holdings Ltd.	32,500	25,930
China Education Group Holdings Ltd.	48,061	16,366
China Everbright Environment Group Ltd.	184,000	91,108
China Everbright Ltd.	26,000	15,319
China Foods Ltd.	44,000	17,323
China Gas Holdings Ltd.	133,600	121,639
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	336
China Kepei Education Group Ltd.(2)	14,000	2,458
China Lesso Group Holdings Ltd.	58,000	28,944
China Literature Ltd.(1)	18,400	62,561
China Medical System Holdings Ltd.	62,000	84,550
China Meidong Auto Holdings Ltd.	28,000	7,411
China Modern Dairy Holdings Ltd.(2)	139,000	19,070
China National Building Material Co. Ltd., H Shares	185,082	82,337
China Nonferrous Mining Corp. Ltd.	58,000	42,459
China Oriental Group Co. Ltd.	52,000	8,936
China Resources Building Materials Technology Holdings Ltd.	104,000	21,789
China Resources Medical Holdings Co. Ltd.	35,000	18,342
China Resources Pharmaceutical Group Ltd.	41,000	26,889
China Risun Group Ltd.(2)	42,000	13,290
China Shineway Pharmaceutical Group Ltd.	11,000	10,667
China Taiping Insurance Holdings Co. Ltd.	66,200	101,316
China Tobacco International HK Co. Ltd.	11,000	47,925
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	140,000	40,294
China Water Affairs Group Ltd.(2)	44,000	34,197
China XLX Fertiliser Ltd.(1)	31,000	18,196
China Yongda Automobiles Services Holdings Ltd.(2)	67,500	20,710
China Youran Dairy Group Ltd.(1)(2)	70,000	23,731
Chongqing Machinery & Electric Co. Ltd., Class H	26,000	3,669
CIFI Holdings Group Co. Ltd.(1)	192,000	5,950
CIMC Enric Holdings Ltd.	28,000	21,496
CMGE Technology Group Ltd.(1)	50,000	2,824
COFCO Joycome Foods Ltd.(1)(2)	137,000	26,150
Concord New Energy Group Ltd.	220,000	12,333
Consun Pharmaceutical Group Ltd.	23,000	31,064
COSCO SHIPPING International Hong Kong Co. Ltd.	4,000	2,496
COSCO SHIPPING Ports Ltd.	67,042	39,990
Country Garden Services Holdings Co. Ltd.	105,000	89,062
CSSC Hong Kong Shipping Co. Ltd.	60,000	14,197
Dada Nexus Ltd., ADR(1)	4,344	8,775
Daqo New Energy Corp., ADR(1)(2)	2,070	27,655
Digital China Holdings Ltd.	28,000	11,143
Dingdang Health Technology Group Ltd.(1)	12,000	735
Dongfeng Motor Group Co. Ltd., Class H	80,000	44,145
Dongyue Group Ltd.(2)	70,000	81,735
DouYu International Holdings Ltd., ADR(2)	822	5,392
DPC Dash Ltd.(1)	3,900	47,169
Edianyun Ltd., Class H(1)	1,000	223
Essex Bio-technology Ltd.	17,000	11,357
Ever Sunshine Services Group Ltd.	26,000	6,275

Evergrande Property Services Group Ltd.(1)	202,500	18,800
Fenbi Ltd.(1)(2)	34,000	9,272
FIH Mobile Ltd.(1)(2)	15,900	18,757
FinVolution Group, ADR	5,640	47,150
Fosun International Ltd.	120,500	70,321
Fu Shou Yuan International Group Ltd.	68,000	31,152
Fufeng Group Ltd.	84,000	73,005
Gaotu Techedu, Inc., ADR(1)(2)	1,988	7,574
GCL Technology Holdings Ltd.(1)(2)	1,248,000	129,905
GDS Holdings Ltd., Class A(1)(2)	42,700	126,451
Gemdale Properties & Investment Corp. Ltd.(2)	244,000	8,353
Genertec Universal Medical Group Co. Ltd.	47,000	31,892
Genscript Biotech Corp.(1)	30,000	48,966
Goodbaby International Holdings Ltd.(1)	44,000	6,880
Grand Pharmaceutical Group Ltd.(2)	53,000	58,247
Greentown China Holdings Ltd.	49,500	59,719
Greentown Management Holdings Co. Ltd.(2)	27,000	9,340
Guangzhou R&F Properties Co. Ltd., H Shares(1)	68,800	8,530
Guoquan Food Shanghai Co. Ltd.	29,200	11,854
Gushengtang Holdings Ltd.(2)	6,400	29,866
Haichang Ocean Park Holdings Ltd.(1)(2)	189,000	19,479
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	9,000	11,934
Haitian International Holdings Ltd.	29,000	70,512
Harbin Electric Co. Ltd., H Shares	42,000	27,883
Hello Group, Inc., ADR	5,964	36,202
Hengan International Group Co. Ltd.	33,500	90,480
Hopson Development Holdings Ltd.(1)	4,800	1,856
Huabao International Holdings Ltd.	39,000	14,699
HUYA, Inc., ADR	5,052	19,147
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	13,200	25,613
iDreamSky Technology Holdings Ltd.(1)(2)	21,200	1,996
Inkeverse Group Ltd.	51,000	8,672
iQIYI, Inc., ADR(1)(2)	23,070	36,912
Jiayin Group, Inc., ADR	313	4,773
Jinchuan Group International Resources Co. Ltd.(2)	22,000	1,796
Jinke Smart Services Group Co. Ltd., H Shares(1)(2)	9,100	7,771
JinkoSolar Holding Co. Ltd., ADR(2)	1,493	26,993
Jinxin Fertility Group Ltd.(2)	67,500	24,067
Jiumaojiu International Holdings Ltd.(2)	29,000	8,887
JNBY Design Ltd.	8,500	16,430
JOYY, Inc., ADR	1,253	59,994
Kangji Medical Holdings Ltd.(2)	15,500	15,822
Kinetic Development Group Ltd.	82,000	12,100
Kingboard Holdings Ltd.	32,500	92,159
Kingboard Laminates Holdings Ltd.(2)	45,000	50,120
Kingsoft Cloud Holdings Ltd.(1)(2)	126,508	95,877
KWG Group Holdings Ltd.(1)	20,500	803
Launch Tech Co. Ltd., Class H	3,000	4,965
Lee & Man Paper Manufacturing Ltd.	53,000	14,548
Leoch International Technology Ltd.	19,000	5,901
LexinFintech Holdings Ltd., ADR	6,226	45,139
Li Ning Co. Ltd.	112,500	212,905
Lifetech Scientific Corp.(1)(2)	146,000	30,103
Lingbao Gold Group Co. Ltd., Class H	38,000	53,628
Linklogis, Inc., Class B	37,500	5,809

Logan Group Co. Ltd.(1)	34,000	3,708
Lonking Holdings Ltd.	89,000	21,278
Lufax Holding Ltd., ADR	12,669	37,120
Luye Pharma Group Ltd.(1)(2)	110,500	35,387
LVGEM China Real Estate Investment Co. Ltd.(1)	40,000	1,166
Maanshan Iron & Steel Co. Ltd., H Shares(1)	84,000	18,800
Maoyan Entertainment(1)(2)	4,600	4,135
MicroPort NeuroScientific Corp.	10,000	13,526
Midea Real Estate Holding Ltd.(1)(2)	9,200	4,442
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	33,000	11,159
Minth Group Ltd.(1)	36,000	96,929
MMG Ltd.(1)	187,200	68,930
Nayuki Holdings Ltd.(1)	8,500	1,334
NetDragon Websoft Holdings Ltd.	11,000	13,415
New Focus Auto Tech Holdings Ltd.(1)	104,000	741
Newborn Town, Inc.(1)(2)	30,000	37,485
Nexteer Automotive Group Ltd.(2)	46,000	33,617
Nine Dragons Paper Holdings Ltd.(1)(2)	62,000	24,462
Niu Technologies, ADR(1)	1,291	4,622
Noah Holdings Ltd., ADR	2,078	21,424
Ocumension Therapeutics(1)	10,000	9,719
Onewo, Inc., Class H	49,300	126,703
Ping An Healthcare & Technology Co. Ltd.	12,473	11,153
Poly Property Group Co. Ltd.(2)	89,000	16,155
Poly Property Services Co. Ltd., Class H	12,200	47,342
Precision Tsugami China Corp. Ltd.	7,000	18,151
Q Technology Group Co. Ltd.	23,000	18,977
Qifu Technology, Inc., ADR	4,563	187,539
Qudian, Inc., ADR(1)	6,308	18,672
Radiance Holdings Group Co. Ltd.(1)(2)	29,000	9,625
Sany Heavy Equipment International Holdings Co. Ltd.	54,000	43,428
Scholar Education Group(1)	6,000	3,090
Seazen Group Ltd.(1)(2)	104,000	25,578
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	82,000	58,599
Shanghai Conant Optical Co. Ltd., Class H(2)	11,000	41,557
Shanghai Industrial Holdings Ltd.	22,000	35,011
Shenzhen Expressway Corp. Ltd., H Shares	28,000	23,753
Shenzhen International Holdings Ltd.	74,268	68,081
Shimao Services Holdings Ltd.(1)	7,000	701
Shoucheng Holdings Ltd.(2)	106,000	20,756
Shougang Fushan Resources Group Ltd.	98,933	32,637
Shui On Land Ltd.	44,000	3,471
Sichuan Expressway Co. Ltd., Class H	36,000	22,811
Sihuan Pharmaceutical Holdings Group Ltd.	151,000	18,844
Simcere Pharmaceutical Group Ltd.(2)	29,000	47,538
Sinopec Engineering Group Co. Ltd., H Shares	68,500	48,542
Sinopec Kantons Holdings Ltd.	44,000	24,555
Skyworth Group Ltd.(1)(2)	48,000	18,692
Sohu.com Ltd., ADR(1)	1,371	13,792
SSY Group Ltd.	54,000	20,122
Sun Art Retail Group Ltd.	91,000	27,542
Sunac China Holdings Ltd.(1)(2)	351,000	61,574
Sunac Services Holdings Ltd.	55,000	11,669
Sunshine Insurance Group Co. Ltd.(1)	45,000	18,873
SY Holdings Group Ltd.	24,500	36,158

TCL Electronics Holdings Ltd.	60,000	77,757
Tiangong International Co. Ltd.(2)	78,000	18,776
Tianli International Holdings Ltd.	62,000	29,161
Tianneng Power International Ltd.	26,000	20,243
Tong Ren Tang Technologies Co. Ltd., H Shares	18,000	11,657
Tongdao Liepin Group	4,400	1,923
Topsports International Holdings Ltd.	111,000	39,527
Towngas Smart Energy Co. Ltd.(1)	50,000	22,842
Tuhu Car, Inc.(1)	6,600	15,670
Uni-President China Holdings Ltd.	61,000	79,237
Up Fintech Holding Ltd., ADR(1)	5,362	43,486
Viva Biotech Holdings(1)	71,000	16,008
Vnet Group, Inc., ADR(1)	3,186	17,013
Wanguo Gold Group Ltd.	10,000	34,353
Wasion Holdings Ltd.	26,000	23,904
Weibo Corp., ADR	4,501	40,734
Weilong Delicious Global Holdings Ltd.	19,200	33,712
WellCell Holdings Co. Ltd.(1)	10,400	10,161
West China Cement Ltd.(2)	96,000	17,595
XD, Inc.(1)	3,800	17,774
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)(2)	15,500	1,255
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	17,000	24,161
Xinte Energy Co. Ltd., H Shares(1)(2)	15,200	8,029
Xinyi Energy Holdings Ltd.(2)	116,000	14,312
Xinyi Solar Holdings Ltd.	154,000	46,232
XJ International Holdings Co. Ltd.(1)(2)	92,000	2,542
Xtep International Holdings Ltd.	68,000	51,163
Xunlei Ltd., ADR(1)	1,413	7,927
XXF Group Holdings Ltd.(1)	37,500	30,865
Yatsen Holding Ltd., ADR(1)	845	4,656
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	12,000	21,248
Yidu Tech, Inc.(1)(2)	12,700	9,269
Yihai International Holding Ltd.(2)	25,000	42,496
Yixin Group Ltd.	144,000	35,747
Yuexiu Property Co. Ltd.	55,000	30,604
Yuexiu Transport Infrastructure Ltd.	34,000	15,601
Zengame Technology Holding Ltd.	4,000	1,152
Zhejiang Expressway Co. Ltd., H Shares	83,800	66,302
Zhihu, Inc., ADR(1)	1,634	6,242
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	33,900	82,687
Zhongsheng Group Holdings Ltd.	28,000	42,010
Zhongyu Energy Holdings Ltd.(1)(2)	42,000	22,212
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	39,000	13,033
Zhuguang Holdings Group Co. Ltd.(1)(2)	20,000	190
Zonqing Environmental Ltd.	6,000	6,906
Zylox-Tonbridge Medical Technology Co. Ltd.(1)	7,500	18,095
		7,579,507
Colombia — 0.0%
Mineros SA	4,616	8,010
Greece — 0.7%
Aegean Airlines SA	3,233	47,225
Aktor SA Holding Co. Technical & Energy Projects(1)	2,481	15,087
GEK TERNA SA(1)	3,276	71,292
Holding Co. ADMIE IPTO SA	4,209	15,169
Intracom Holdings SA	4,346	15,509

Intralot SA-Integrated Information Systems & Gaming Services(1)	8,791	10,734
LAMDA Development SA(1)	3,313	24,676
Optima bank SA	3,578	80,142
		279,834
Hong Kong — 0.1%
Canvest Environmental Protection Group Co. Ltd.(2)	27,000	16,873
CARsgen Therapeutics Holdings Ltd.(1)(2)	5,500	14,193
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	1,000	317
		31,383
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	23,505	116,834
Opus Global Nyrt	522	833
		117,667
India — 22.6%
63 Moons Technologies Ltd.	1,411	14,137
Aadhar Housing Finance Ltd.(1)	6,035	31,378
Aarti Drugs Ltd.	1,658	8,607
Aarti Industries Ltd.	8,051	44,200
Aarti Pharmalabs Ltd.	2,420	25,833
Aavas Financiers Ltd.(1)	2,440	52,620
Accelya Solutions India Ltd.	61	996
Action Construction Equipment Ltd.	1,430	20,890
ADF Foods Ltd.	2,174	6,000
Aditya Birla Real Estate Ltd.	985	25,102
Aditya Birla Sun Life Asset Management Co. Ltd.	2,017	17,630
Advanced Enzyme Technologies Ltd.	1,452	5,182
Aegis Logistics Ltd.	5,905	55,084
Aeroflex Industries Ltd.	1,236	2,408
AGI Greenpac Ltd.	835	8,234
AGI Infra Ltd.	408	4,046
Ahluwalia Contracts India Ltd.	1,243	14,172
Ajmera Realty & Infra India Ltd.	312	3,093
Alembic Ltd.	4,513	5,835
Alembic Pharmaceuticals Ltd.	2,635	31,380
Alivus Life Sciences Ltd.(1)	1,483	18,054
Alkyl Amines Chemicals	660	15,041
Allcargo Logistics Ltd.	5,034	1,792
Allied Digital Services Ltd.	1,514	3,867
Amara Raja Energy & Mobility Ltd.	5,083	61,275
Anand Rathi Wealth Ltd.	1,524	33,447
Anant Raj Ltd.	3,670	24,123
Andhra Paper Ltd.	1,165	1,051
Angel One Ltd.	694	24,670
Anup Engineering Ltd.	88	2,857
Apeejay Surrendra Park Hotels Ltd.(1)	3,626	6,400
Aptech Ltd.	500	945
Aptus Value Housing Finance India Ltd.	10,074	40,160
Archean Chemical Industries Ltd.	2,535	18,557
Arman Financial Services Ltd.(1)	449	8,413
Artemis Medicare Services Ltd.	812	2,652
Arvind Fashions Ltd.	1,999	10,776
Arvind Ltd.	8,423	35,270
Asahi India Glass Ltd.	4,178	36,585
Ashapura Minechem Ltd.(1)	2,330	11,491
Ashoka Buildcon Ltd.(1)	3,417	8,804

Associated Alcohols & Breweries Ltd.	676	8,637
Aster DM Healthcare Ltd.	5,612	36,700
AstraZeneca Pharma India Ltd.	151	14,085
Atul Auto Ltd.(1)	225	1,275
Atul Ltd.	599	49,993
AurionPro Solutions Ltd.	1,151	17,913
Avadh Sugar & Energy Ltd.	218	1,360
Avantel Ltd.(1)	626	1,028
Avantel Ltd.(1)	7,585	12,486
Avanti Feeds Ltd.	2,372	23,430
Bajaj Consumer Care Ltd.(1)	4,347	8,899
Bajaj Healthcare Ltd.	862	5,439
Bajaj Hindusthan Sugar Ltd.(1)	29,134	8,245
Balaji Amines Ltd.	286	4,855
Balmer Lawrie & Co. Ltd.	2,024	5,030
Balrampur Chini Mills Ltd.	5,985	41,341
Banco Products India Ltd.	1,423	9,504
BASF India Ltd.	304	18,524
Bata India Ltd.	2,552	37,709
BEML Ltd.	577	28,562
Bhansali Engineering Polymers Ltd.	4,528	6,310
Bharat Bijlee Ltd.	143	4,986
Bharat Rasayan Ltd.	28	2,964
Bharat Wire Ropes Ltd.(1)	677	1,431
Bikaji Foods International Ltd.	3,310	29,657
Birla Corp. Ltd.	1,213	19,495
Birlasoft Ltd.	6,680	31,303
BL Kashyap & Sons Ltd.(1)	2,006	1,681
Black Box Ltd.(1)	1,665	10,051
Bliss Gvs Pharma Ltd.	5,011	7,676
BLS International Services Ltd.	4,869	23,182
Blue Dart Express Ltd.	260	20,126
Blue Jet Healthcare Ltd.	1,149	12,164
Bluspring Enterprises Ltd.(1)	1,534	2,770
Bodal Chemicals Ltd.(1)	1,303	1,137
Bombay Burmah Trading Co.	704	16,653
Bombay Dyeing & Manufacturing Co. Ltd.	2,952	5,336
Camlin Fine Sciences Ltd.(1)	5,832	15,873
Campus Activewear Ltd.	4,423	15,093
Can Fin Homes Ltd.	4,171	38,489
Capacit'e Infraprojects Ltd.(1)	1,093	4,204
Caplin Point Laboratories Ltd.	920	23,184
Capri Global Capital Ltd.	7,212	12,798
Carborundum Universal Ltd.	4,505	52,310
Cartrade Tech Ltd.(1)	2,135	38,792
Castrol India Ltd.	3,682	9,316
Ceat Ltd.	1,117	49,359
Centrum Capital Ltd.(1)	5,500	2,197
Century Plyboards India Ltd.	2,357	21,469
Cera Sanitaryware Ltd.	259	19,272
CESC Ltd.	19,563	37,148
Chalet Hotels Ltd.(1)	3,626	38,887
Chambal Fertilisers & Chemicals Ltd.	5,646	36,405
Chemplast Sanmar Ltd.(1)	2,207	10,948
Chennai Petroleum Corp. Ltd.	3,259	25,781

CIE Automotive India Ltd.	5,235	27,538
Cigniti Technologies Ltd.(1)	662	12,304
City Union Bank Ltd.	18,513	42,408
Clean Science & Technology Ltd.	910	16,494
CMS Info Systems Ltd.	6,949	39,976
Coffee Day Enterprises Ltd.(1)	3,833	1,435
Cohance Lifesciences Ltd.(1)	4,839	59,245
Computer Age Management Services Ltd.	2,005	92,938
Cosmo First Ltd.	558	7,758
Craftsman Automation Ltd.(1)	521	34,162
CreditAccess Grameen Ltd.	3,398	45,515
CSB Bank Ltd.(1)	2,768	11,814
Cyient Ltd.	3,235	51,051
Dalmia Bharat Sugar & Industries Ltd.	541	2,738
Datamatics Global Services Ltd.	1,089	7,713
DCB Bank Ltd.(1)	8,438	14,522
DCM Shriram Industries Ltd.	793	1,539
DCM Shriram Ltd.	1,533	19,273
DCW Ltd.(1)	6,185	5,556
Dcx Systems Ltd.(1)	2,409	8,643
Deep Industries Ltd.	1,730	8,706
Deepak Fertilisers & Petrochemicals Corp. Ltd.	3,491	60,577
Delhivery Ltd.(1)	11,464	48,011
Delta Corp. Ltd.	1,119	1,214
Dhampur Sugar Mills Ltd.(1)	614	1,054
Dhani Services Ltd.(1)	9,783	6,825
Dhanuka Agritech Ltd.	577	11,132
Digitide Solutions Ltd.(1)	1,534	2,770
Dilip Buildcon Ltd.	1,244	7,167
Dishman Carbogen Amcis Ltd.(1)	2,818	8,777
D-Link India Ltd.	867	4,903
Dolat Algotech Ltd.	1,569	1,850
Dollar Industries Ltd.	373	1,722
Dreamfolks Services Ltd.	363	1,091
Dredging Corp. of India Ltd.(1)	175	1,664
Dwarikesh Sugar Industries Ltd.(1)	1,622	902
E2E Networks Ltd.(1)	152	5,098
eClerx Services Ltd.	940	38,934
Edelweiss Financial Services Ltd.	22,833	29,033
EID Parry India Ltd.(1)	4,963	55,145
Elecon Engineering Co. Ltd.	3,906	30,354
Electronics Mart India Ltd.(1)	2,787	3,922
Electrosteel Castings Ltd.	10,342	12,443
Elgi Equipments Ltd.	8,817	55,184
Embassy Developments Ltd.(1)	43,852	57,190
Epack Durable Ltd.(1)	639	2,775
Epigral Ltd.	569	11,847
EPL Ltd.	6,469	18,689
Equitas Small Finance Bank Ltd.	24,999	18,599
Ester Industries Ltd.(1)	967	1,593
Eveready Industries India Ltd.	1,324	4,779
Everest Kanto Cylinder Ltd.	896	1,378
Excel Industries Ltd.	204	2,769
FCS Software Solutions Ltd.(1)	23,160	710
FDC Ltd.	1,628	8,360

FIEM Industries Ltd.	237	4,416
Filatex India Ltd.	5,605	3,769
Fine Organic Industries Ltd.	339	18,560
Fineotex Chemical Ltd.	1,331	3,719
Finolex Cables Ltd.	2,883	32,820
Finolex Industries Ltd.	7,177	18,328
Firstsource Solutions Ltd.	6,606	28,678
Five-Star Business Finance Ltd.(1)	10,331	85,794
Foods & Inns Ltd.	614	699
Force Motors Ltd.	247	36,550
Fusion Finance Ltd.(1)	622	1,238
G R Infraprojects Ltd.	606	9,084
Gabriel India Ltd.	3,756	28,948
Galaxy Surfactants Ltd.	232	6,257
Ganesh Benzoplast Ltd.(1)	1,241	1,621
Ganesh Housing Corp. Ltd.	816	9,612
Ganesha Ecosphere Ltd.	491	8,819
Garden Reach Shipbuilders & Engineers Ltd.	629	22,105
Garware Hi-Tech Films Ltd.	348	19,137
Garware Technical Fibres Ltd.	2,374	23,852
Gateway Distriparks Ltd.	15,461	11,524
Geojit Financial Services Ltd.	1,923	1,891
GHCL Ltd.	3,187	22,843
Globus Spirits Ltd.	900	9,988
GM Breweries Ltd.	180	1,483
GMM Pfaudler Ltd.	1,292	17,110
Godawari Power & Ispat Ltd.	11,739	26,188
Godrej Agrovet Ltd.	2,652	23,677
Gokaldas Exports Ltd.(1)	1,304	15,129
Gokul Agro Resources Ltd.(1)	1,588	4,577
Goldiam International Ltd.	2,149	9,448
Goodluck India Ltd.	413	4,546
Granules India Ltd.	6,436	39,953
Graphite India Ltd.	3,025	19,339
Great Eastern Shipping Co. Ltd.	5,125	55,778
Greaves Cotton Ltd.	2,225	5,200
Greenpanel Industries Ltd.	1,899	5,672
Grindwell Norton Ltd.	1,703	35,813
GRM Overseas Ltd.(1)	1,304	4,591
Gujarat Alkalies & Chemicals Ltd.	458	3,073
Gujarat Ambuja Exports Ltd.	6,032	8,213
Gujarat Industries Power Co. Ltd.	3,248	7,438
Gujarat Mineral Development Corp. Ltd.	4,495	18,805
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	3,550	22,253
Gujarat Pipavav Port Ltd.	8,904	16,264
Gujarat State Fertilizers & Chemicals Ltd.	9,718	22,744
Gujarat State Petronet Ltd.	14,008	53,868
Gulf Oil Lubricants India Ltd.	882	12,245
Happiest Minds Technologies Ltd.	1,538	10,693
Happy Forgings Ltd.	137	1,559
Hathway Cable & Datacom Ltd.(1)	25,866	4,840
HBL Engineering Ltd.	5,060	35,532
HealthCare Global Enterprises Ltd.(1)	2,407	15,255
HEG Ltd.	3,386	20,741
HeidelbergCement India Ltd.	2,149	4,964

Heritage Foods Ltd.	2,475	11,733
Heubach Colorants India Ltd.(1)	296	2,027
HFCL Ltd.	26,982	27,655
HG Infra Engineering Ltd.	983	12,894
Hikal Ltd.	1,877	8,162
Himatsingka Seide Ltd.	3,780	6,663
Hindustan Foods Ltd.(1)	759	4,861
Hindustan Oil Exploration Co. Ltd.(1)	4,988	10,121
Hi-Tech Gears Ltd.	215	1,575
HI-Tech Pipes Ltd.	1,926	2,153
HLV Ltd.(1)	8,296	1,344
Home First Finance Co. India Ltd.	3,967	59,185
Honasa Consumer Ltd.(1)	4,189	15,506
HPL Electric & Power Ltd.	1,239	8,316
Hubtown Ltd.(1)	3,681	7,632
IFCI Ltd.(1)	22,024	17,400
IIFL Capital Services Ltd.	3,250	11,651
IIFL Finance Ltd.(1)	11,886	60,587
Imagicaaworld Entertainment Ltd.(1)	3,532	2,793
India Cements Ltd.(1)	6,059	22,470
India Glycols Ltd.	546	12,094
India Pesticides Ltd.	527	1,283
India Shelter Finance Corp. Ltd.(1)	2,276	23,247
IndiaMart InterMesh Ltd.	1,510	41,208
Indian Energy Exchange Ltd.	24,312	57,088
Indian Metals & Ferro Alloys Ltd.	706	5,159
Indigo Paints Ltd.	921	11,636
Indo Count Industries Ltd.	3,825	13,061
Indo Tech Transformers Ltd.(1)	170	3,878
IndoStar Capital Finance Ltd.(1)	1,793	7,155
Indraprastha Medical Corp. Ltd.	2,325	11,976
Infibeam Avenues Ltd.	56,938	14,430
Ingersoll Rand India Ltd.	240	10,999
Inox Green Energy Services Ltd.(1)	5,904	12,670
Insecticides India Ltd.	261	2,599
Intellect Design Arena Ltd.	3,971	54,470
IOL Chemicals & Pharmaceuticals Ltd.	7,545	7,752
ION Exchange India Ltd.	3,433	21,859
IRCON International Ltd.	14,035	31,380
ISGEC Heavy Engineering Ltd.	730	10,359
ITD Cementation India Ltd.	4,124	34,485
J Kumar Infraprojects Ltd.	1,830	15,156
Jai Balaji Industries Ltd.(1)	5,982	7,391
Jai Corp. Ltd.	936	1,238
Jain Irrigation Systems Ltd.(1)	13,970	9,340
Jaiprakash Power Ventures Ltd.(1)	179,435	32,598
Jammu & Kashmir Bank Ltd.	22,388	27,224
Jamna Auto Industries Ltd.	6,494	7,015
Jana Small Finance Bank Ltd.(1)	3,258	18,409
Jash Engineering Ltd.	1,690	10,920
JBM Auto Ltd.	2,195	18,422
Jindal Drilling & Industries Ltd.	924	6,971
Jindal Poly Films Ltd.	362	2,691
Jindal Saw Ltd.	10,052	24,955
Jindal Worldwide Ltd.	5,494	3,873

JK Lakshmi Cement Ltd.	3,813	37,773
JK Paper Ltd.	2,348	10,057
JK Tyre & Industries Ltd.	3,985	17,403
JM Financial Ltd.	15,367	22,952
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	198	3,881
Jubilant Ingrevia Ltd.	3,713	30,516
Jubilant Pharmova Ltd.	3,047	41,843
Juniper Hotels Ltd.(1)	1,091	3,925
Jupiter Life Line Hospitals Ltd.	600	10,268
Just Dial Ltd.(1)	1,164	12,085
Jyoti Structures Ltd.(1)	23,061	5,416
Kajaria Ceramics Ltd.	2,880	35,042
Kalpataru Projects International Ltd.	5,353	71,405
Kalyani Steels Ltd.	506	4,711
Kamdhenu Ltd.	3,390	1,347
Karnataka Bank Ltd.	8,252	19,109
Karur Vysya Bank Ltd.	19,790	51,335
Kaveri Seed Co. Ltd.	1,427	24,050
KCP Ltd.	3,234	8,001
KDDL Ltd.	299	9,318
Kellton Tech Solutions Ltd.(1)	1,287	1,937
Kfin Technologies Ltd.	4,537	57,351
Kiri Industries Ltd.(1)	2,028	15,233
Kirloskar Brothers Ltd.	766	16,241
Kirloskar Ferrous Industries Ltd.	2,031	13,725
Kirloskar Oil Engines Ltd.	2,578	27,311
Kirloskar Pneumatic Co. Ltd.	1,251	18,356
Kitex Garments Ltd.	1,581	5,509
KNR Constructions Ltd.	3,282	8,082
Kolte-Patil Developers Ltd.	551	2,633
Kopran Ltd.	671	1,437
KRBL Ltd.	3,751	15,496
Krishna Institute of Medical Sciences Ltd.(1)	8,700	69,540
Krsnaa Diagnostics Ltd.	691	5,171
LA Opala RG Ltd.	827	2,379
Laxmi Organic Industries Ltd.	3,209	7,662
Lemon Tree Hotels Ltd.(1)	11,705	19,078
Likhitha Infrastructure Ltd.	504	1,692
Lincoln Pharmaceuticals Ltd.	377	2,389
LMW Ltd.	182	35,507
LT Foods Ltd.	6,877	35,392
LUX Industries Ltd.	112	1,939
Mahanagar Gas Ltd.	2,534	39,285
Maharashtra Scooters Ltd.	162	25,347
Maharashtra Seamless Ltd.	2,169	17,565
Mahindra Holidays & Resorts India Ltd.(1)	2,024	8,554
Mahindra Logistics Ltd.	609	2,277
Maithan Alloys Ltd.	180	2,326
Man Industries India Ltd.(1)	777	3,419
Man Infraconstruction Ltd.	5,301	10,187
Manali Petrochemicals Ltd.	1,877	1,244
Manappuram Finance Ltd.	26,153	73,004
Mangalam Cement Ltd.	1,278	12,060
Mangalore Chemicals & Fertilizers Ltd.	3,609	11,172
Marksans Pharma Ltd.	6,696	20,491

MAS Financial Services Ltd.	1,269	4,373
Mayur Uniquoters Ltd.	478	3,280
Medi Assist Healthcare Services Ltd.	2,981	17,278
Medplus Health Services Ltd.(1)	3,044	34,387
Meghmani Organics Ltd.(1)	4,695	4,440
Metropolis Healthcare Ltd.(1)	1,178	23,174
Minda Corp. Ltd.	4,257	26,040
Mishra Dhatu Nigam Ltd.	2,002	9,935
MM Forgings Ltd.	564	2,405
MMTC Ltd.(1)	2,796	2,810
MOIL Ltd.	2,621	11,588
Mold-Tek Packaging Ltd.	705	5,513
Morepen Laboratories Ltd.(1)	10,941	8,299
MPS Ltd.	402	12,284
Mrs Bectors Food Specialities Ltd.	1,562	26,656
MSP Steel & Power Ltd.(1)	7,229	2,371
Muthoot Microfin Ltd.(1)	358	537
Natco Pharma Ltd.	3,482	35,939
National Fertilizers Ltd.	4,510	5,191
Nava Ltd.	5,798	33,384
Navin Fluorine International Ltd.	811	40,412
NCC Ltd.	20,581	55,715
Nectar Lifesciences Ltd.(1)	2,214	702
NELCO Ltd.	721	7,593
NESCO Ltd.	1,296	14,027
Netweb Technologies India Ltd.	489	11,433
Network18 Media & Investments Ltd.(1)	13,196	8,417
Neuland Laboratories Ltd.	372	49,992
Newgen Software Technologies Ltd.	2,719	39,355
NIIT Learning Systems Ltd.	1,620	6,229
NIIT Ltd.	1,763	2,807
NOCIL Ltd.	2,999	6,275
Northern Arc Capital Ltd.(1)	1,862	4,679
Nuvama Wealth Management Ltd.	248	20,886
Nuvoco Vistas Corp. Ltd.(1)	3,301	13,824
Onesource Specialty Pharma Ltd.(1)	1,049	23,598
OnMobile Global Ltd.(1)	1,009	685
Orient Cement Ltd.	4,992	20,439
Orient Electric Ltd.	3,669	9,739
Orient Green Power Co. Ltd.(1)	24,687	3,766
Orient Paper & Industries Ltd.	2,555	848
Oriental Hotels Ltd.	1,543	2,657
Paisalo Digital Ltd.	21,963	7,864
Pakka Ltd.(1)	870	1,816
Panacea Biotec Ltd.(1)	731	4,540
Panama Petrochem Ltd.	688	2,912
Paradeep Phosphates Ltd.	18,049	36,377
Parag Milk Foods Ltd.	4,303	10,625
Paramount Communications Ltd.(1)	2,276	1,448
Patel Engineering Ltd.(1)	20,302	9,566
PC Jeweller Ltd.(1)	80,399	11,783
PCBL Chemical Ltd.	5,390	25,153
Pearl Global Industries Ltd.	132	2,253
Pennar Industries Ltd.(1)	4,290	10,682
Piramal Pharma Ltd.	21,497	51,874

Pitti Engineering Ltd.	354	4,098
PIX Transmissions Ltd.	257	5,018
PNB Gilts Ltd.	1,887	2,163
PNB Housing Finance Ltd.(1)	2,887	35,315
PNC Infratech Ltd.	4,791	16,369
Pokarna Ltd.	506	6,412
Poly Medicure Ltd.	773	20,416
Polyplex Corp. Ltd.	796	12,401
Pondy Oxides & Chemicals Ltd.	424	3,728
Power Mech Projects Ltd.	579	21,060
Praj Industries Ltd.	2,154	12,101
Prakash Industries Ltd.	4,574	8,866
Prataap Snacks Ltd.	506	6,633
Premier Explosives Ltd.	946	6,393
Pricol Ltd.(1)	3,503	18,432
Prince Pipes & Fittings Ltd.	1,157	4,533
Prism Johnson Ltd.(1)	2,745	4,645
Privi Speciality Chemicals Ltd.	307	8,291
Procter & Gamble Health Ltd.	299	20,092
Protean eGov Technologies Ltd.	731	8,221
Prudent Corporate Advisory Services Ltd.	929	32,076
PSP Projects Ltd.(1)	152	1,136
PTC India Ltd.	13,848	28,544
Puravankara Ltd.(1)	1,562	4,853
PVR Inox Ltd.(1)	2,116	24,365
Quess Corp. Ltd.	1,534	5,623
Quick Heal Technologies Ltd.	470	1,572
R Systems International Ltd.	1,191	5,106
Railtel Corp. of India Ltd.	4,772	22,248
Rain Industries Ltd.	7,247	11,966
Rainbow Children's Medicare Ltd.	2,750	45,067
Rajesh Exports Ltd.(1)	923	2,170
Rallis India Ltd.	3,750	14,050
Ram Ratna Wires Ltd.	391	3,049
Rama Steel Tubes Ltd.(1)	18,213	2,488
Ramco Cements Ltd.	2,454	28,016
Ramkrishna Forgings Ltd.	3,917	27,801
Ramky Infrastructure Ltd.(1)	507	2,831
Rashtriya Chemicals & Fertilizers Ltd.	6,659	11,663
RattanIndia Power Ltd.(1)	148,916	19,819
Raymond Lifestyle Ltd.(1)	924	11,040
Raymond Ltd.	1,155	8,516
Raymond Realty Ltd.(1)	1,155	13,960
RBL Bank Ltd.	26,359	65,754
Redington Ltd.	24,655	74,640
Redtape Ltd.	3,568	5,602
Refex Industries Ltd.(1)	1,353	7,205
Relaxo Footwears Ltd.	2,127	10,865
Reliance Industrial Infrastructure Ltd.	650	7,141
Reliance Infrastructure Ltd.(1)	11,340	43,835
Reliance Power Ltd.(1)	152,463	103,560
Religare Enterprises Ltd.(1)	4,703	12,692
Repco Home Finance Ltd.	2,185	9,974
Restaurant Brands Asia Ltd.(1)	26,092	24,807
Rico Auto Industries Ltd.	1,835	1,615

RITES Ltd.	4,522	14,689
Rossari Biotech Ltd.	509	3,953
Roto Pumps Ltd.	414	1,292
Route Mobile Ltd.	445	4,943
RPG Life Sciences Ltd.	144	3,671
RR Kabel Ltd.	721	12,031
Rupa & Co. Ltd.	419	1,041
Saksoft Ltd.	640	1,508
Salzer Electronics Ltd.	381	4,139
SAMHI Hotels Ltd.(1)	7,012	15,783
Sammaan Capital Ltd.	28,167	40,906
Sandhar Technologies Ltd.	522	3,162
Sandur Manganese & Iron Ores Ltd.	1,957	11,078
Sanghi Industries Ltd.(1)	1,482	1,071
Sanghvi Movers Ltd.	1,386	4,730
Sanofi Consumer Healthcare India Ltd.	68	4,192
Sanofi India Ltd.	443	32,087
Sansera Engineering Ltd.	1,761	28,041
Sapphire Foods India Ltd.(1)	11,420	42,517
Sarda Energy & Minerals Ltd.	4,932	25,229
Satia Industries Ltd.	661	604
Satin Creditcare Network Ltd.(1)	1,324	2,412
Savita Oil Technologies Ltd.	484	2,304
SBFC Finance Ltd.(1)	23,214	30,675
Schneider Electric Infrastructure Ltd.(1)	2,263	19,907
Selan Exploration Technology Ltd.(1)	379	2,433
SEPC Ltd.(1)	6,775	1,186
SH Kelkar & Co. Ltd.(1)	2,723	7,779
Shaily Engineering Plastics Ltd.	997	23,525
Shalby Ltd.	515	1,129
Shalimar Paints Ltd.(1)	1,215	1,419
Shankara Building Products Ltd.	264	2,524
Sharda Cropchem Ltd.	956	8,263
Share India Securities Ltd.	2,494	5,091
Sheela Foam Ltd.(1)	1,620	11,898
Shilpa Medicare Ltd.(1)	1,465	15,466
Shipping Corp. of India Ltd.	6,114	14,413
Shivalik Bimetal Controls Ltd.	866	5,033
Shivalik Rasayan Ltd.	318	2,192
Shree Digvijay Cement Co. Ltd.	1,275	1,231
Shriram Pistons & Rings Ltd.	641	18,480
Shriram Properties Ltd.(1)	5,439	5,870
Sigachi Industries Ltd.	5,297	3,275
SJS Enterprises Ltd.	441	5,682
Skipper Ltd.	587	3,379
SMS Pharmaceuticals Ltd.	819	2,539
Snowman Logistics Ltd.	1,961	1,347
Sobha Ltd.	2,159	36,255
Solara Active Pharma Sciences Ltd.(1)	760	4,272
SOM Distilleries & Breweries Ltd.(1)	8,249	13,885
Somany Ceramics Ltd.	386	2,157
Sonata Software Ltd.	5,261	25,163
South Indian Bank Ltd.	66,159	22,831
Southern Petrochemical Industries Corp. Ltd.	2,423	2,420
Spandana Sphoorty Financial Ltd.(1)	486	1,651

Star Cement Ltd.(1)	5,261	13,384
Steel Strips Wheels Ltd.	958	2,614
Sterlite Technologies Ltd.(1)	13,510	11,378
STL Networks Ltd.(1)	13,510	3,547
Stove Kraft Ltd.	54	345
Strides Pharma Science Ltd.	2,992	28,379
Stylam Industries Ltd.(1)	307	5,884
Subros Ltd.	665	5,663
Sudarshan Chemical Industries Ltd.	1,914	26,411
Sula Vineyards Ltd.	1,549	5,330
Sundrop Brands Ltd.	157	1,671
Sunflag Iron & Steel Co. Ltd.(1)	1,837	5,592
Sunteck Realty Ltd.	2,987	14,520
Supreme Petrochem Ltd.	2,011	16,809
Supriya Lifescience Ltd.	1,168	9,887
Surya Roshni Ltd.	2,899	11,207
Swan Energy Ltd.	4,941	25,068
Swaraj Engines Ltd.	151	6,935
Swelect Energy Systems Ltd.	195	1,280
Symphony Ltd.	942	13,426
TAJGVK Hotels & Resorts Ltd.	483	2,548
Talbros Automotive Components Ltd.	756	2,533
Tamil Nadu Newsprint & Papers Ltd.	904	1,726
Tamilnad Mercantile Bank Ltd.	1,794	9,405
Tanla Platforms Ltd.	2,230	16,136
TARC Ltd.(1)	3,059	6,122
Tasty Bite Eatables Ltd.	18	2,218
TCI Express Ltd.	183	1,629
TCPL Packaging Ltd.	221	10,892
TD Power Systems Ltd.	4,741	28,900
TeamLease Services Ltd.(1)	304	6,947
Techno Electric & Engineering Co. Ltd.	1,733	28,597
Texmaco Infrastructure & Holdings Ltd.	1,238	1,409
Texmaco Rail & Engineering Ltd.	6,484	12,074
Thanga Mayil Jewellery Ltd.	574	12,952
Thirumalai Chemicals Ltd.	2,565	7,498
Thomas Cook India Ltd.	4,999	10,095
Thyrocare Technologies Ltd.	861	10,572
Time Technoplast Ltd.	4,667	20,634
Tips Music Ltd.	2,152	16,361
Titagarh Rail System Ltd.	1,585	16,538
Tourism Finance Corp. of India Ltd.	5,108	13,579
Trident Ltd.	26,511	9,872
Triveni Engineering & Industries Ltd.	4,030	20,667
Triveni Turbine Ltd.	5,375	36,563
TTK Prestige Ltd.	805	5,858
Uflex Ltd.	1,474	10,583
Ugro Capital Ltd.(1)	2,097	4,364
Ujjivan Small Finance Bank Ltd.	56,845	28,616
Updater Services Ltd.(1)	643	2,458
Usha Martin Ltd.	5,993	21,758
UTI Asset Management Co. Ltd.	1,978	27,542
Utkarsh Small Finance Bank Ltd.	9,213	2,486
Uttam Sugar Mills Ltd.	242	870
VA Tech Wabag Ltd.(1)	1,401	26,690

Vadilal Industries Ltd.	151	9,426
Vaibhav Global Ltd.	953	2,835
Valor Estate Ltd.(1)	9,594	21,642
Vardhman Textiles Ltd.	5,454	31,374
Varroc Engineering Ltd.(1)	1,868	11,560
Vascon Engineers Ltd.(1)	2,415	1,515
Vedant Fashions Ltd.	1,498	13,966
Veedol Corporation Ltd.	161	3,201
Venky's India Ltd.	211	3,994
V-Guard Industries Ltd.	9,526	42,263
Vijaya Diagnostic Centre Ltd.	2,583	28,892
Vimta Labs Ltd.	443	5,054
Vinati Organics Ltd.	1,127	24,331
VIP Industries Ltd.(1)	1,113	4,710
Visaka Industries Ltd.	1,013	1,013
Vishnu Chemicals Ltd.	1,063	6,772
V-Mart Retail Ltd.(1)	276	10,997
Voltamp Transformers Ltd.	220	21,345
VRL Logistics Ltd.	770	5,121
Waaree Renewable Technologies Ltd.	830	10,255
Welspun Corp. Ltd.	2,578	28,275
Welspun Enterprises Ltd.	1,702	10,056
Welspun Living Ltd.	5,304	8,235
West Coast Paper Mills Ltd.	1,011	5,685
Westlife Foodworld Ltd.(1)	1,416	11,078
Whirlpool of India Ltd.	1,695	24,532
Windlas Biotech Ltd.	468	4,994
Wockhardt Ltd.(1)	2,460	42,200
Wonderla Holidays Ltd.	479	3,687
Xchanging Solutions Ltd.	783	930
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	488	2,889
Zee Entertainment Enterprises Ltd.	38,724	59,033
Zen Technologies Ltd.	886	22,210
Zensar Technologies Ltd.	5,457	53,207
Zuari Agro Chemicals Ltd.(1)	394	963
Zuari Industries Ltd.	535	1,769
		9,038,173
Indonesia — 2.2%
ABM Investama Tbk. PT	46,200	8,943
Adhi Karya Persero Tbk. PT(1)	204,500	3,340
Aspirasi Hidup Indonesia Tbk. PT	589,600	20,748
Astrindo Nusantara Infrastructure Tbk. PT(1)	1,407,200	6,818
Asuransi Tugu Pratama Indonesia Tbk. PT	114,500	7,096
Bank BTPN Syariah Tbk. PT	172,200	13,675
Bank Tabungan Negara Persero Tbk. PT	398,800	30,781
BFI Finance Indonesia Tbk. PT	683,000	37,930
Blue Bird Tbk. PT	36,000	4,215
Bukalapak.com Tbk. PT(1)	3,498,200	29,344
Buma Internasional Grup Tbk. PT	432,200	13,009
Bumi Resources Minerals Tbk. PT(1)	2,265,900	54,130
Bumi Serpong Damai Tbk. PT(1)	369,900	20,192
Ciputra Development Tbk. PT	682,200	41,094
Dharma Satya Nusantara Tbk. PT	380,900	18,365
Elnusa Tbk. PT(1)	289,700	8,698
Energi Mega Persada Tbk. PT(1)	925,200	12,575

ESSA Industries Indonesia Tbk. PT	687,100	24,836
Gajah Tunggal Tbk. PT	176,800	12,194
Global Mediacom Tbk. PT(1)	529,900	4,615
Harum Energy Tbk. PT(1)	205,700	10,232
Hillcon Tbk. PT(1)	80,100	1,397
Indika Energy Tbk. PT	136,900	12,093
Indo Tambangraya Megah Tbk. PT	24,300	33,702
Indocement Tunggal Prakarsa Tbk. PT(1)	1,800	618
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	610,100	19,282
Japfa Comfeed Indonesia Tbk. PT	405,100	39,920
Kawasan Industri Jababeka Tbk. PT(1)	1,131,800	12,641
Map Aktif Adiperkasa PT	871,700	37,772
Mark Dynamics Indonesia Tbk. PT	42,000	2,026
Media Nusantara Citra Tbk. PT(1)	469,500	7,593
Medikaloka Hermina Tbk. PT	559,300	52,893
Mitra Adiperkasa Tbk. PT	598,600	47,743
Mitra Pinasthika Mustika Tbk. PT	109,900	7,399
Panin Financial Tbk. PT(1)	653,300	11,785
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	237,500	17,757
Petrosea Tbk. PT	104,400	19,816
PP Persero Tbk. PT(1)	202,300	5,635
Prodia Widyahusada Tbk. PT	16,000	2,746
Rukun Raharja Tbk. PT	114,600	18,007
Sariguna Primatirta Tbk. PT	209,300	18,938
Sawit Sumbermas Sarana Tbk. PT	244,000	20,996
Selamat Sempurna Tbk. PT	194,600	22,276
Sumber Tani Agung Resources Tbk. PT	127,200	6,403
Summarecon Agung Tbk. PT	701,200	17,328
Surya Citra Media Tbk. PT	1,675,700	16,624
Surya Semesta Internusa Tbk. PT	146,800	9,164
Timah Tbk. PT(1)	266,400	19,326
Wintermar Offshore Marine Tbk. PT	204,500	4,449
		869,159
Malaysia — 3.0%
Aeon Co. M Bhd.	46,600	15,760
AirAsia X Bhd.(1)	5,500	2,171
Alliance Bank Malaysia Bhd.	57,900	58,921
Ancom Nylex Bhd.	18,484	4,148
Astro Malaysia Holdings Bhd.(1)	30,300	1,352
ATA IMS Bhd.(1)	17,100	1,124
Bank Islam Malaysia Bhd.	29,100	15,870
Berjaya Corp. Bhd.(1)	288,900	19,321
Berjaya Food Bhd.(1)	18,685	1,338
Bermaz Auto Bhd.	37,400	8,957
Bumi Armada Bhd.	305,800	33,753
Cahya Mata Sarawak Bhd.	64,900	18,883
CCK Consolidated Holdings Bhd.	11,400	3,586
CTOS Digital Bhd.	76,400	17,598
Cypark Resources Bhd.(1)	64,400	13,603
D&O Green Technologies Bhd.	25,800	7,452
Dagang NeXchange Bhd.(1)	133,200	8,742
Dayang Enterprise Holdings Bhd.	45,100	18,873
Dufu Technology Corp. Bhd.	15,500	4,336
DXN Holdings Bhd.	31,600	3,749
Eco World Development Group Bhd.	20,500	9,143

EG Industries Bhd.	105,600	27,274
Ekovest Bhd.(1)	94,900	8,124
Farm Fresh Bhd.	93,500	41,301
Gas Malaysia Bhd.	8,200	8,035
Globetronics Technology Bhd.(1)	27,500	2,878
Hextar Global Bhd.	147,000	32,473
Hiap Teck Venture Bhd.	45,800	2,899
Hibiscus Petroleum Bhd.	70,300	23,439
Iskandar Waterfront City Bhd.(1)	34,900	2,827
ITMAX SYSTEM Bhd.	56,200	51,184
Jaya Tiasa Holdings Bhd.	80,600	22,126
JCY International Bhd.(1)	73,200	5,838
Johor Plantations Group Bhd.	98,000	26,969
Kelington Group Bhd.	28,900	23,398
Kossan Rubber Industries Bhd.	134,000	52,215
KSL Holdings Bhd.(1)	11,100	4,193
LBS Bina Group Bhd.	37,900	4,226
Leong Hup International Bhd.	26,700	3,915
Mah Sing Group Bhd.	80,800	19,334
Malakoff Corp. Bhd.	196,700	35,638
Malaysia Smelting Corp. Bhd.	9,700	5,250
Malaysian Pacific Industries Bhd.	4,700	21,869
Malaysian Resources Corp. Bhd.	178,600	21,164
Matrix Concepts Holdings Bhd.	119,600	39,361
Mega First Corp. Bhd.	47,700	42,417
MSM Malaysia Holdings Bhd.(1)	20,000	4,934
Naim Holdings Bhd.(1)	7,100	1,450
Nationgate Holdings Bhd.	71,600	25,384
NEXG Bhd.	244,000	21,501
Pecca Group Bhd.	30,000	10,291
Pentamaster Corp. Bhd.	38,000	23,185
Perak Transit Bhd.	91,800	15,086
Ranhill Utilities Bhd.(1)	71,222	20,732
RGB International Bhd.	48,400	3,471
Sam Engineering & Equipment M Bhd.	12,600	11,419
Sime Darby Property Bhd.	93,300	30,627
SKP Resources Bhd.	18,100	4,230
Southern Cable Group Bhd.	61,500	18,058
SP Setia Bhd. Group	87,500	23,821
Supermax Corp. Bhd.(1)	256,600	41,603
Swift Haulage Bhd.	12,900	1,120
UEM Sunrise Bhd.	166,300	28,445
Unisem M Bhd.	23,000	10,745
Velesto Energy Bhd.	637,800	26,955
VS Industry Bhd.	270,200	51,641
VSTECS Bhd.	7,900	6,007
WCT Holdings Bhd.(1)	28,600	4,469
		1,182,201
Mexico — 2.4%
Alpek SAB de CV	7,800	4,299
Alsea SAB de CV(1)	18,593	46,617
Banco del Bajio SA	51,400	133,403
Bolsa Mexicana de Valores SAB de CV	5,176	11,317
Controladora Alpek SAB de CV(1)	136,254	22,058
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	3,810	18,021

Corp. Inmobiliaria Vesta SAB de CV(2)	34,122	98,675
Genomma Lab Internacional SAB de CV, Class B	39,411	45,555
Gentera SAB de CV	78,416	153,873
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,052	104,422
Grupo Televisa SAB, ADR	24,698	47,173
Grupo Traxion SAB de CV(1)	11,900	12,136
La Comer SAB de CV	20,531	44,458
Megacable Holdings SAB de CV	49,168	129,663
Nemak SAB de CV(1)	57,748	9,408
Ollamani SAB(1)(2)	3,072	7,523
Orbia Advance Corp. SAB de CV	36,148	24,470
Regional SAB de CV	6,583	51,192
		964,263
Philippines — 0.7%
Alliance Global Group, Inc.	114,000	17,037
Converge Information & Communications Technology Solutions, Inc.	126,700	45,775
DigiPlus Interactive Corp.	49,100	46,476
Manila Water Co., Inc.	89,000	53,145
Puregold Price Club, Inc.	11,500	6,389
Robinsons Land Corp.(1)	231,700	54,216
Synergy Grid & Development Phils, Inc.(1)	83,200	17,067
Wilcon Depot, Inc.	192,500	21,244
		261,349
Poland — 0.6%
AmRest Holdings SE	3,427	14,966
CCC SA(1)	147	8,573
Cyfrowy Polsat SA(1)	4,626	20,666
Eurocash SA	1,934	4,690
Grupa Azoty SA(1)	1,314	8,314
Grupa Kety SA	166	38,407
Jastrzebska Spolka Weglowa SA(1)	2,539	15,369
KRUK SA(1)	341	35,761
Tauron Polska Energia SA(1)	18,868	34,626
Text SA	720	10,239
XTB SA	1,417	31,334
		222,945
South Africa — 3.2%
AECI Ltd.	6,166	35,472
Astral Foods Ltd.	1,531	16,335
AVI Ltd.	17,441	91,615
Barloworld Ltd.	8,064	48,091
Boxer Retail Ltd.(1)	5,470	20,033
Coronation Fund Managers Ltd.	13,587	29,863
DataTec Ltd.	15,965	55,902
Dis-Chem Pharmacies Ltd.	26,485	49,375
DRDGOLD Ltd.	20,806	31,124
Fortress Real Estate Investments Ltd., Class B	65,056	73,102
Grindrod Ltd.	36,425	26,890
Life Healthcare Group Holdings Ltd.	13,640	10,854
Lighthouse Properties PLC	78,631	37,225
Momentum Group Ltd.	67,459	131,063
Motus Holdings Ltd.	9,397	46,883
MultiChoice Group(1)	2,330	15,177
NEPI Rockcastle NV(1)	424	3,260
Netcare Ltd.	60,912	51,170

Ninety One Ltd.	14,917	31,716
Omnia Holdings Ltd.	8,739	34,666
Pick n Pay Stores Ltd.(1)(2)	20,959	31,750
Raubex Group Ltd.	9,564	21,733
Reunert Ltd.	6,566	21,816
Sappi Ltd.	34,685	66,786
SPAR Group Ltd.(1)(2)	10,854	67,122
Sun International Ltd.	11,609	26,498
Super Group Ltd.	27,529	46,287
Telkom SA SOC Ltd.(1)	9,617	20,851
Thungela Resources Ltd.	7,297	37,108
Truworths International Ltd.	23,586	96,237
Wilson Bayly Holmes-Ovcon Ltd.	656	6,617
		1,282,621
South Korea — 11.8%
Able C&C Co. Ltd.	925	4,751
Aekyung Chemical Co. Ltd.	1,119	9,422
Aekyung Industrial Co. Ltd.	530	5,801
Agabang & Company(1)	1,102	4,165
Ahnlab, Inc.	336	15,108
Amorepacific Holdings Corp.	1,141	21,650
Ananti, Inc.(1)	3,306	17,735
Aprogen Biologics(1)	3,819	1,821
Asiana Airlines, Inc.(1)	1,434	10,480
BGF retail Co. Ltd.	237	17,571
BH Co. Ltd.	1,230	10,833
Binggrae Co. Ltd.	361	23,663
Boryung	1,794	11,350
Byucksan Corp.	831	1,323
C&C International Co. Ltd.	229	6,068
Caregen Co. Ltd.	730	17,118
Cheryong Electric Co. Ltd.	590	13,921
Chong Kun Dang Pharmaceutical Corp.	525	32,868
Chunbo Co. Ltd.(1)	49	1,286
CJ CGV Co. Ltd.(1)	3,214	11,059
CJ ENM Co. Ltd.(1)	361	16,089
Cosmax, Inc.	536	81,424
COWELL FASHION Co. Ltd.(1)	485	773
Curexo, Inc.(1)	486	3,288
Daeduck Electronics Co. Ltd.	2,096	22,716
Daejoo Electronic Materials Co. Ltd.	557	29,752
Daesang Corp.	1,101	17,284
Daewoo Engineering & Construction Co. Ltd.(1)	7,648	23,357
Daewoong Co. Ltd.	1,254	23,020
Daewoong Pharmaceutical Co. Ltd.	311	35,765
Daishin Securities Co. Ltd.	1,478	24,569
Danal Co. Ltd.(1)	538	1,305
Daou Data Corp.	375	4,621
Daou Technology, Inc.	815	15,851
DB HiTek Co. Ltd.	2,077	58,580
Dentium Co. Ltd.	244	10,914
DI Dong Il Corp.	533	12,855
DL E&C Co. Ltd.	1,988	69,498
DL Holdings Co. Ltd.	686	21,968
DN Automotive Corp.	374	5,941

Dong-A Socio Holdings Co. Ltd.	198	16,085
Dong-A ST Co. Ltd.	159	5,584
Dongjin Semichem Co. Ltd.	2,298	46,963
DongKook Pharmaceutical Co. Ltd.	1,547	19,001
Dongsuh Cos., Inc.	961	18,085
Dongwha Enterprise Co. Ltd.(1)	359	2,171
Dongwon F&B Co. Ltd.	298	8,768
Dongwon Systems Corp.	337	7,577
Doosan Co. Ltd.	124	43,749
Doosan Tesna, Inc.	359	7,033
DoubleUGames Co. Ltd.	810	29,723
Douzone Bizon Co. Ltd.	680	27,368
Dreamtech Co. Ltd.	829	3,673
Duk San Neolux Co. Ltd.(1)	859	23,138
Ecopro HN Co. Ltd.	580	10,198
E-MART, Inc.	669	44,189
EMRO, Inc.	332	11,539
EM-Tech Co. Ltd.(1)	295	2,400
Eo Technics Co. Ltd.	383	39,749
Eugene Investment & Securities Co. Ltd.	3,862	9,418
Eugene Technology Co. Ltd.	827	19,379
Foosung Co. Ltd.(1)	1,276	3,889
Gaonchips Co. Ltd.(1)	216	6,144
Genexine, Inc.(1)	256	926
GigaVis Co. Ltd.	50	951
GOLFZON Co. Ltd.	217	10,342
Gradiant Corp.	276	2,958
Grand Korea Leisure Co. Ltd.	1,779	18,146
Green Cross Corp.	238	21,894
Green Cross Holdings Corp.	1,298	13,816
GS Engineering & Construction Corp.	5,024	82,410
HAESUNG DS Co. Ltd.	273	3,619
Han Kuk Carbon Co. Ltd.	2,302	36,609
Hana Materials, Inc.	375	6,879
Hana Micron, Inc.	1,439	11,116
Hana Tour Service, Inc.	717	26,375
Hancom, Inc.	669	11,329
Handsome Co. Ltd.	425	4,960
Hanil Cement Co. Ltd.	1,173	15,610
Hankook & Co. Co. Ltd.	1,397	20,561
Hansae Co. Ltd.	614	4,935
Hansol Chemical Co. Ltd.	569	54,743
Hanwha Engine(1)	3,668	73,597
Hanwha General Insurance Co. Ltd.(1)	4,074	13,502
Hanwha Investment & Securities Co. Ltd.(1)	7,976	25,739
Harim Holdings Co. Ltd.	1,609	9,993
HD Hyundai Construction Equipment Co. Ltd.	658	33,508
HD Hyundai Energy Solutions Co. Ltd.(1)	42	1,465
HD Hyundai Infracore Co. Ltd.(1)	8,713	59,535
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,687	45,475
Hite Jinro Co. Ltd.	1,835	26,835
HK inno N Corp.(1)	959	28,964
HL Mando Co. Ltd.	2,101	51,217
Hotel Shilla Co. Ltd.(1)	1,739	62,460
HS Hyosung Advanced Materials Corp.	145	20,890

HS Hyosung Corp.(1)	46	1,949
Humasis Co. Ltd.(1)	1,482	1,879
Humedix Co. Ltd.	445	17,171
Hyosung Corp.	409	18,476
Hyosung Heavy Industries Corp.	211	94,359
Hyosung TNC Corp.	155	27,274
HYUNDAI Corp.	271	5,196
Hyundai Department Store Co. Ltd.	905	47,163
Hyundai Elevator Co. Ltd.	794	43,636
Hyundai Feed, Inc.(1)	668	—
Hyundai Home Shopping Network Corp.	173	6,842
Hyundai Wia Corp.	975	30,136
iM Financial Group Co. Ltd.	9,241	74,715
Innocean Worldwide, Inc.	295	3,885
Innox Advanced Materials Co. Ltd.	833	13,609
Insun ENT Co. Ltd.(1)	335	1,327
Intekplus Co. Ltd.(1)	160	1,050
Intellian Technologies, Inc.	452	15,343
Interflex Co. Ltd.(1)	323	1,926
INTOPS Co. Ltd.	353	3,905
IS Dongseo Co. Ltd.	467	7,127
ISC Co. Ltd.	562	20,629
i-SENS, Inc.	273	3,164
Jahwa Electronics Co. Ltd.(1)	128	1,103
Jeju Air Co. Ltd.(1)	2,135	10,285
Jin Air Co. Ltd.(1)	1,377	9,483
JNTC Co. Ltd.(1)	369	4,386
Jusung Engineering Co. Ltd.	2,074	46,982
JW Pharmaceutical Corp.	754	12,658
K Car Co. Ltd.	506	5,533
Kakao Games Corp.(1)	2,401	28,133
Kangwon Energy Co. Ltd.(1)	209	967
KC Co. Ltd.	315	5,074
KC Tech Co. Ltd.	367	6,456
KCC Glass Corp.	281	6,251
KEPCO Plant Service & Engineering Co. Ltd.	972	30,382
KG Chemical Corp.	1,034	3,310
KG Dongbusteel	2,549	11,673
KG Eco Solution Co. Ltd.	374	1,677
KG Mobility Co.(1)	3,275	8,119
KH Vatec Co. Ltd.	541	4,029
KISCO Corp.(1)	1,102	7,407
Koh Young Technology, Inc.	3,585	39,075
Kolmar BNH Co. Ltd.(1)	405	4,405
Kolmar Korea Co. Ltd.(1)	522	31,351
Kolon Industries, Inc.	1,051	25,448
KoMiCo Ltd.	308	12,841
KONA I Co. Ltd.	318	10,012
Korea Electric Terminal Co. Ltd.	388	17,191
Korea Line Corp.(1)	10,398	11,704
Korea Petrochemical Ind Co. Ltd.	206	12,329
Korean Reinsurance Co.	9,140	61,166
Kumho Tire Co., Inc.(1)	5,754	18,558
Kyung Dong Navien Co. Ltd.	451	24,549
Lotte Chilsung Beverage Co. Ltd.	253	19,560

Lotte Energy Materials Corp.(1)	322	5,137
LOTTE Fine Chemical Co. Ltd.	929	25,485
Lotte Innovate Co. Ltd.	196	2,689
Lotte Rental Co. Ltd.	935	22,112
Lotte Shopping Co. Ltd.	476	27,749
Lotte Wellfood Co. Ltd.	157	13,545
LVMC Holdings(1)	3,501	4,797
LX International Corp.	1,742	35,685
LX Semicon Co. Ltd.	760	33,114
Mcnex Co. Ltd.	180	3,556
MegaStudyEdu Co. Ltd.	442	16,738
MNTech Co. Ltd.	860	4,689
Myoung Shin Industrial Co. Ltd.(1)	1,096	6,628
Namhae Chemical Corp.	324	1,694
Naturecell Co. Ltd.(1)	1,604	30,210
Neowiz(1)	105	1,947
NEPES Corp.(1)	487	2,764
Nexen Tire Corp.	1,272	6,181
Nexon Games Co. Ltd.(1)	545	5,149
NEXTIN, Inc.	145	5,607
NHN Corp.	286	3,946
NICE Information Service Co. Ltd.	1,305	13,735
OCI Holdings Co. Ltd.	785	40,295
Orion Holdings Corp.	1,509	20,648
Otoki Corp.	95	27,368
Paradise Co. Ltd.	3,309	30,085
Park Systems Corp.	312	55,040
Partron Co. Ltd.	1,345	6,394
People & Technology, Inc.	1,302	29,603
PharmaResearch Co. Ltd.	413	134,686
Pharmicell Co. Ltd.	532	4,522
PI Advanced Materials Co. Ltd.	948	12,103
Pond Group Co. Ltd.	279	1,770
Poongsan Corp.	1,084	48,655
PSK Holdings, Inc.	473	10,620
PSK, Inc.	988	13,057
RFHIC Corp.	146	2,079
S&S Tech Corp.	424	9,889
Samchully Co. Ltd.	20	1,941
Samyang Foods Co. Ltd.	184	147,820
SD Biosensor, Inc.	2,479	20,958
SeAH Besteel Holdings Corp.	865	14,661
SeAH Steel Corp.	18	2,202
SeAH Steel Holdings Corp.	122	21,308
Sebang Co. Ltd.	94	940
Sebang Global Battery Co. Ltd.	376	18,203
Seegene, Inc.	1,765	42,848
Seobu T&D	788	4,460
Seojin System Co. Ltd.(1)	829	13,763
Seoul Semiconductor Co. Ltd.(1)	2,409	11,457
Seoyon E-Hwa Co. Ltd.	419	3,482
SFA Engineering Corp.	811	12,291
SFA Semicon Co. Ltd.(1)	1,342	2,910
SGC Energy Co. Ltd.	93	1,633
Shinsegae International, Inc.	499	3,946

Shinsegae, Inc.	484	62,336
Shinsung Delta Tech Co. Ltd.	449	18,961
SK Chemicals Co. Ltd.	545	22,651
SK D&D Co. Ltd.	225	1,572
SK Discovery Co. Ltd.	319	10,824
SK Eternix Co. Ltd.(1)	186	2,625
SK Gas Ltd.	81	12,469
SK IE Technology Co. Ltd.(1)	1,023	15,802
SK Networks Co. Ltd.	5,655	16,932
SK oceanplant Co. Ltd.(1)	167	2,324
SK Securities Co. Ltd.	5,234	2,211
SL Corp.	966	22,191
SM Entertainment Co. Ltd.	507	47,067
SNT Dynamics Co. Ltd.	1,185	36,025
SNT Motiv Co. Ltd.	851	18,206
SOLUM Co. Ltd.(1)	1,361	15,121
Solus Advanced Materials Co. Ltd.	111	689
Soop Co. Ltd.	507	31,078
Soulbrain Co. Ltd.	249	28,675
Soulbrain Holdings Co. Ltd.	271	5,729
SPG Co. Ltd.(1)	264	4,587
ST Pharm Co. Ltd.	656	37,600
Studio Dragon Corp.(1)	834	28,830
Sung Kwang Bend Co. Ltd.	1,183	22,151
Sungwoo Hitech Co. Ltd.	1,936	7,849
Synopex, Inc.(1)	3,689	17,354
Taekwang Industrial Co. Ltd.	9	6,344
Taesung Co. Ltd.(1)	1,202	18,062
Taewoong Co. Ltd.(1)	509	8,438
TCC Steel	105	1,317
TechWing, Inc.	1,490	35,699
TES Co. Ltd.	170	2,751
TK Corp.	977	13,151
TKG Huchems Co. Ltd.	650	7,659
Tokai Carbon Korea Co. Ltd.	295	18,683
Tongyang Life Insurance Co. Ltd.(1)	2,845	11,411
TSE Co. Ltd.	61	1,751
Unid Co. Ltd.	196	12,911
Value Added Technology Co. Ltd.	236	3,480
VT Co. Ltd.(1)	1,506	44,417
Won Tech Co. Ltd.	1,270	8,546
WONIK IPS Co. Ltd.	1,326	21,836
Wonik QnC Corp.	883	10,522
Woongjin Thinkbig Co. Ltd.	857	1,046
W-Scope Chungju Plant Co. Ltd.(1)	417	2,339
YC Corp.(1)	1,245	8,649
YG Entertainment, Inc.	496	29,112
Youngone Corp.	695	30,536
Youngone Holdings Co. Ltd.	195	17,075
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,352
		4,711,343
Taiwan — 21.3%
91APP, Inc.	2,000	5,441
Aaeon Technology, Inc.	2,000	8,329
Abico Avy Co. Ltd.	3,000	2,992

Ability Enterprise Co. Ltd.	7,000	11,682
Ability Opto-Electronics Technology Co. Ltd.	2,000	8,392
AcBel Polytech, Inc.	39,000	33,920
Ace Pillar Co. Ltd.	3,000	9,796
Acer E-Enabling Service Business, Inc.	1,000	7,977
ACES Electronic Co. Ltd.(1)	9,000	15,494
Acter Group Corp. Ltd.	3,000	37,641
Action Electronics Co. Ltd.	3,000	1,495
Actron Technology Corp.	3,000	12,346
ADATA Technology Co. Ltd.	18,000	55,251
Adimmune Corp.(1)	14,000	8,696
Adlink Technology, Inc.	5,000	11,136
Advanced Analog Technology, Inc.	1,000	1,597
Advanced International Multitech Co. Ltd.	3,000	6,655
Advanced Power Electronics Corp.	4,000	10,658
Advanced Wireless Semiconductor Co.	7,000	17,919
Advancetek Enterprise Co. Ltd.	14,000	32,705
AEWIN Technologies Co. Ltd.	1,000	2,224
AGV Products Corp.	12,000	4,403
AIC, Inc.	1,093	11,682
Air Asia Co. Ltd.	1,000	1,166
Alcor Micro Corp.	1,000	2,531
ALI Corp.(1)	600	507
All Ring Tech Co. Ltd.	1,000	10,206
Allied Circuit Co. Ltd.	1,078	4,525
Allied Supreme Corp.	2,000	16,269
Allis Electric Co. Ltd.	10,000	35,402
Alltek Technology Corp.	10,000	12,556
Alltop Technology Co. Ltd.	2,000	15,024
Alpha Networks, Inc.	8,000	7,605
Altek Corp.	18,000	23,871
Ambassador Hotel	5,000	7,752
Ampak Technology, Inc.	2,000	6,037
Ampire Co. Ltd.	2,000	2,007
AMPOC Far-East Co. Ltd.	5,000	16,055
AmTRAN Technology Co. Ltd.	19,375	8,986
Anji Technology Co. Ltd.	5,000	4,917
Anpec Electronics Corp.	4,000	21,443
Apac Opto Electronics, Inc.	3,000	7,319
Apacer Technology, Inc.	1,000	1,683
APAQ Technology Co. Ltd.	2,000	6,888
Apex Biotechnology Corp.(1)	2,000	2,043
Apex International Co. Ltd.(1)	7,000	5,081
ARBOR Technology Corp.	3,000	4,079
Arcadyan Technology Corp.	1,000	7,064
Ardentec Corp.	31,000	78,362
Argosy Research, Inc.	3,000	15,269
Asia Optical Co., Inc.	14,000	61,370
Asia Tech Image, Inc.	2,000	6,151
ASIX Electronics Corp.	1,000	2,973
ASROCK, Inc.	1,000	7,039
ATE Energy International Co. Ltd.	4,000	3,207
AURAS Technology Co. Ltd.	1,000	18,561
Aurotek Corp.	2,000	6,433
AV Tech Corp.	3,000	4,534

Avalue Technology, Inc.	1,000	3,277
AVer Information, Inc.	1,000	1,115
Avermedia Technologies	4,000	5,058
Axiomtek Co. Ltd.	4,000	12,120
Azurewave Technologies, Inc.	5,000	8,717
Bafang Yunji International Co. Ltd.	2,000	13,167
Bank of Kaohsiung Co. Ltd.	15,420	6,078
Basso Industry Corp.	4,000	5,030
BES Engineering Corp.	59,000	21,626
Bin Chuan Enterprise Co. Ltd.	3,000	4,844
B'in Live Co. Ltd.	1,100	3,208
Biostar Microtech International Corp.(1)	1,000	636
Bioteque Corp.	1,000	4,025
Bizlink Holding, Inc.	2,000	41,990
Bonny Worldwide Ltd.(1)	1,000	5,738
Brave C&H Supply Co. Ltd.	1,000	3,395
Brightek Optoelectronic Co. Ltd.	3,000	4,498
Brillian Network & Automation Integrated System Co. Ltd.	1,086	8,079
Browave Corp.	2,000	10,541
C Sun Manufacturing Ltd.	3,000	14,791
Capital Futures Corp.	3,450	5,774
Career Technology MFG. Co. Ltd.(1)	20,000	7,991
Castles Technology Co. Ltd.	1,050	2,165
Caswell, Inc.	2,000	6,199
CCP Contact Probes Co. Ltd.	1,000	921
Cenra, Inc.	1,500	1,904
Center Laboratories, Inc.(1)	27,000	36,174
Central Reinsurance Co. Ltd.	25,000	20,670
ChainQui Construction Development Co. Ltd.(1)	3,000	1,474
Chang Wah Electromaterials, Inc.	13,000	20,680
Chang Wah Technology Co. Ltd.	17,000	19,601
Channel Well Technology Co. Ltd.	11,000	29,863
Charoen Pokphand Enterprise	10,000	36,988
CHC Healthcare Group	9,000	12,961
Chen Full International Co. Ltd.	4,000	5,844
Chenbro Micom Co. Ltd.	3,000	31,632
Cheng Fwa Industrial Co. Ltd.(1)	1,000	775
Cheng Loong Corp.	29,000	17,243
Cheng Mei Materials Technology Corp.(1)	30,000	13,050
Cheng Uei Precision Industry Co. Ltd.	18,000	30,411
Chenming Electronic Technology Corp.	5,000	15,928
Chief Telecom, Inc.	2,000	27,682
Chien Kuo Construction Co. Ltd.	3,200	2,990
China Container Terminal Corp.	2,000	1,939
China Ecotek Corp.	1,000	1,886
China Electric Manufacturing Corp.	7,000	3,246
China General Plastics Corp.	7,000	2,505
China Glaze Co. Ltd.	3,000	1,680
China Man-Made Fiber Corp.(1)	78,000	17,251
China Metal Products	11,000	9,502
China Motor Corp.	6,000	13,465
China Petrochemical Development Corp.(1)	198,000	45,492
China Steel Chemical Corp.	10,000	31,610
China Wire & Cable Co. Ltd.	5,000	6,188
Chinese Maritime Transport Ltd.	3,000	4,571

Ching Feng Home Fashions Co. Ltd.	5,000	4,104
Chin-Poon Industrial Co. Ltd.	16,000	17,686
ChipMOS Technologies, Inc.	36,000	33,824
Chlitina Holding Ltd.	3,000	11,963
Chong Hong Construction Co. Ltd.	9,000	27,378
Chun Yuan Steel Industry Co. Ltd.	25,000	16,605
Chung Hung Steel Corp.	28,000	14,610
Chung Hwa Chemical Industrial Works Ltd.	4,000	3,164
Chung Hwa Pulp Corp.(1)	9,000	3,858
Chunghwa Precision Test Tech Co. Ltd.	1,000	29,237
Cleanaway Co. Ltd.	3,000	19,372
Clevo Co.	22,000	35,918
CMC Magnetics Corp.(1)	46,000	12,537
Complex Micro Interconnection Co. Ltd.	1,000	1,414
Compucase Enterprise	4,000	9,152
Concord International Securities Co. Ltd.	8,969	3,902
Concord Securities Co. Ltd.	25,850	10,063
Continental Holdings Corp.	17,000	13,484
Contrel Technology Co. Ltd.	3,000	3,616
Coremax Corp.	1,000	1,586
Coretronic Corp.	13,000	24,661
Co-Tech Development Corp.	12,000	21,639
Creative Sensor, Inc.	2,700	4,361
Cryomax Cooling System Corp.	1,143	1,127
CSBC Corp. Taiwan(1)	28,000	15,301
CTCI Corp.	20,000	17,769
CviLux Corp.	2,000	3,189
Cyberlink Corp.	3,000	10,963
CyberPower Systems, Inc.	2,000	17,045
CyberTAN Technology, Inc.(1)	9,000	6,826
DA CIN Construction Co. Ltd.	12,000	24,639
Da-Li Development Co. Ltd.	7,607	12,578
Darfon Electronics Corp.	10,000	12,278
Darwin Precisions Corp.	7,000	2,617
Daxin Materials Corp.	2,000	13,751
De Licacy Industrial Co. Ltd.	20,000	9,037
Depo Auto Parts Ind Co. Ltd.	5,000	29,909
DFI, Inc.	1,000	2,164
Dimerco Express Corp.	3,000	8,329
DingZing Advanced Materials, Inc.	1,000	4,171
D-Link Corp.	27,000	16,308
DONPON PRECISION, Inc.	2,000	1,871
Dr. Wu Skincare Co. Ltd.	1,000	4,637
Draytek Corp.	1,000	1,088
Drewloong Precision, Inc.	1,000	5,528
Dynamic Holding Co. Ltd.	12,000	16,471
Dynapack International Technology Corp.(1)	9,000	60,032
E&R Engineering Corp.(1)	3,000	7,872
Eastech Holding Ltd.	2,000	5,970
Eastern Media International Corp.(1)	3,000	1,785
ECOVE Environment Corp.	2,000	19,767
Edimax Technology Co. Ltd.(1)	6,000	3,988
Edison Opto Corp.	3,000	1,978
Edom Technology Co. Ltd.	5,000	4,378
Egis Technology, Inc.(1)	1,000	3,112

Elan Microelectronics Corp.	7,000	31,803
E-Lead Electronic Co. Ltd.	3,000	4,498
Elite Advanced Laser Corp.(1)	4,000	24,814
Elitegroup Computer Systems Co. Ltd.	11,000	6,658
Emerging Display Technologies Corp.	1,000	772
Ennostar, Inc.(1)	30,000	34,936
Episil Technologies, Inc.(1)	3,000	3,436
Episil-Precision, Inc.	1,000	1,031
Eris Technology Corp.	1,000	4,927
Eson Precision Ind Co. Ltd.	5,000	8,080
Eternal Materials Co. Ltd.	39,000	33,576
Ever Ohms Technology Co. Ltd.(1)	2,000	2,312
Ever Supreme Bio Technology Co. Ltd.	3,000	17,069
Evergreen Aviation Technologies Corp.	4,000	15,012
Evergreen International Storage & Transport Corp.	27,000	30,937
EVERGREEN Steel Corp.	9,000	26,917
Everlight Chemical Industrial Corp.	20,000	11,696
Everlight Electronics Co. Ltd.	24,000	64,521
Evertop Wire Cable Corp.	5,000	4,390
Excelsior Medical Co. Ltd.	2,100	5,980
EZconn Corp.	1,105	16,582
Falcon Machine Tools Co. Ltd.	2,140	1,568
Far Eastern Department Stores Ltd.	45,000	34,768
Farglory F T Z Investment Holding Co. Ltd.	1,080	1,347
Favite, Inc.(1)	3,000	3,130
Federal Corp.(1)	11,000	7,554
Feedback Technology Corp.	3,080	11,013
FIC Global, Inc.	1,000	1,080
FineMat Applied Materials Co. Ltd.(1)	1,000	890
FineTek Co. Ltd.	1,020	3,827
Firich Enterprises Co. Ltd.	6,000	5,128
First Copper Technology Co. Ltd.(1)	9,000	9,791
First Hi-Tec Enterprise Co. Ltd.	4,000	23,597
First Insurance Co. Ltd.	17,000	15,667
First Steamship Co. Ltd.(1)	15,000	3,161
FIT Holding Co. Ltd.	5,000	8,405
Fitipower Integrated Technology, Inc.	5,000	35,440
Fittech Co. Ltd.(1)	2,101	4,843
FLEXium Interconnect, Inc.(1)	17,000	30,434
Flytech Technology Co. Ltd.	7,000	25,974
FocalTech Systems Co. Ltd.	7,000	14,376
FOCI Fiber Optic Communications, Inc.(1)	1,000	7,718
Forcecon Tech Co. Ltd.	3,028	10,692
Forest Water Environment Engineering Co. Ltd.(1)	1,032	1,143
Formosa International Hotels Corp.	4,000	25,963
Formosa Laboratories, Inc.	3,000	7,008
Formosa Optical Technology Co. Ltd.	1,000	5,300
Formosa Sumco Technology Corp.	2,000	4,856
Formosa Taffeta Co. Ltd.	39,000	21,013
Formosan Union Chemical	16,000	9,648
Founding Construction & Development Co. Ltd.	3,000	1,804
Foxsemicon Integrated Technology, Inc.	4,000	39,455
Franbo Lines Corp.	21,000	14,246
FSP Technology, Inc.	3,000	6,108
Fu Hua Innovation Co. Ltd.	20,240	23,458

Fulgent Sun International Holding Co. Ltd.	6,236	21,342
Fulltech Fiber Glass Corp.(1)	26,858	30,863
Fusheng Precision Co. Ltd.	4,000	46,393
G Shank Enterprise Co. Ltd.	3,117	7,600
Galaxy Software Services Corp.	2,000	10,831
Gallant Micro Machining Co. Ltd.	1,000	14,767
Gallant Precision Machining Co. Ltd.	4,000	10,197
Gamania Digital Entertainment Co. Ltd.	3,000	7,327
GEM Terminal Industrial Co. Ltd.(1)	1,000	596
Gemtek Technology Corp.	19,000	16,644
General Interface Solution GIS Holding Ltd.(1)	13,000	20,117
Genesys Logic, Inc.	4,000	22,177
GeoVision, Inc.	1,780	2,931
GFC Ltd.	2,000	7,623
Giantplus Technology Co. Ltd.	2,000	835
Gigasolar Materials Corp.(1)	1,000	2,278
Gigastorage Corp.(1)	2,000	800
Global Brands Manufacture Ltd.	18,000	51,495
Global Mixed Mode Technology, Inc.	4,000	29,681
Global PMX Co. Ltd.	2,000	6,248
Globaltek Fabrication Co. Ltd.	2,000	3,865
Globe Union Industrial Corp.	7,000	2,516
Gloria Material Technology Corp.	25,000	35,836
GMI Technology, Inc.	5,000	8,300
Golden Long Teng Development Co. Ltd.	3,000	2,865
Goldsun Building Materials Co. Ltd.	18,000	24,889
Good Will Instrument Co. Ltd.	1,000	1,425
Gordon Auto Body Parts	3,000	3,113
Gourmet Master Co. Ltd.	4,000	12,299
Grand Fortune Securities Co. Ltd.	5,000	2,039
Grand Pacific Petrochemical(1)	45,381	15,972
Grand Process Technology Corp.	1,000	39,036
Grape King Bio Ltd.	5,000	22,310
Great Tree Pharmacy Co. Ltd.	4,169	21,958
Greatek Electronics, Inc.	18,000	33,959
Groundhog, Inc.	1,000	4,543
Hai Kwang Enterprise Corp.(1)	3,000	1,608
Hannstar Board Corp.	15,360	30,627
HannStar Display Corp.(1)	114,000	27,762
HannsTouch Holdings Co.(1)	24,000	5,259
Hanpin Electron Co. Ltd.	1,000	1,558
Harvatek Corp.	1,000	539
HD Renewable Energy Co. Ltd.	4,024	30,890
HIM International Music, Inc.	2,000	6,635
Hitron Technology, Inc.	12,000	8,368
Hiwin Mikrosystem Corp.	2,000	8,350
Hiyes International Co. Ltd.	1,297	5,298
Ho Tung Chemical Corp.	28,000	7,365
Hocheng Corp.	5,000	2,623
Holdings-Key Electric Wire & Cable Co. Ltd.	5,000	7,973
Holiday Entertainment Co. Ltd.	1,000	2,597
Holy Stone Enterprise Co. Ltd.	8,000	22,730
Hong Ho Precision Textile Co. Ltd.	1,000	881
Hong Pu Real Estate Development Co. Ltd.	3,000	3,044
Hong TAI Electric Industrial	5,000	5,512

Horizon Fixture Group Co. Ltd.(1)	2,000	11,488
Horizon Securities Co. Ltd.	7,000	2,471
Hota Industrial Manufacturing Co. Ltd.	11,000	21,901
Hotron Precision Electronic Industrial Co. Ltd.(1)	1,000	655
Hsin Ba Ba Corp.	2,020	5,416
Hsin Kuang Steel Co. Ltd.	13,000	17,983
HTC Corp.(1)	11,000	14,096
Hu Lane Associate, Inc.	3,050	14,036
HUA ENG Wire & Cable Co. Ltd.	9,000	7,162
Huaku Development Co. Ltd.	9,200	34,390
Huang Hsiang Construction Corp.	8,000	13,963
Hung Ching Development & Construction Co. Ltd.	3,000	2,964
Hung Sheng Construction Ltd.	9,000	7,615
Hwa Fong Rubber Industrial Co. Ltd.	5,000	2,917
Hwang Chang General Contractor Co. Ltd.	6,319	18,683
Ibase Technology, Inc.	3,000	6,158
ICatch Technology, Inc.(1)	1,000	1,367
Ichia Technologies, Inc.	13,000	17,071
I-Chiun Precision Industry Co. Ltd.	5,202	13,667
IEI Integration Corp.	7,000	19,392
In Win Development, Inc.(1)	1,000	3,102
Infortrend Technology, Inc.	13,000	10,054
Info-Tek Corp.	1,000	946
Ingentec Corp.	1,050	3,756
Innodisk Corp.	4,000	31,093
Inpaq Technology Co. Ltd.	5,000	11,853
Insyde Software Corp.	1,200	8,780
Integrated Service Technology, Inc.	3,000	10,466
International CSRC Investment Holdings Co.(1)	28,000	10,380
Iron Force Industrial Co. Ltd.	2,000	6,285
ITE Technology, Inc.	9,000	40,075
ITEQ Corp.	13,000	37,566
Jarllytec Co. Ltd.	2,000	7,784
Jean Co. Ltd.	2,044	1,692
Jetway Information Co. Ltd.	750	1,083
Jetwell Computer Co. Ltd.	1,000	6,730
Jia Wei Lifestyle, Inc.	1,000	1,693
Jih Lin Technology Co. Ltd.	1,000	1,514
Jiin Yeeh Ding Enterprise Co. Ltd.	1,000	2,019
Johnson Health Tech Co. Ltd.	5,000	24,458
JPC connectivity, Inc.	4,000	18,805
JPP Holding Co. Ltd.	2,000	10,029
K Laser Technology, Inc.	2,000	1,249
Kaimei Electronic Corp.	5,000	9,977
Kao Fong Machinery Co. Ltd.	4,000	6,562
Kaori Heat Treatment Co. Ltd.(1)	2,000	15,756
Kedge Construction Co. Ltd.	1,020	2,723
KEE TAI Properties Co. Ltd.	13,180	5,868
Kenda Rubber Industrial Co. Ltd.	16,000	12,640
Kerry TJ Logistics Co. Ltd.	5,000	6,095
Key Ware Electronics Co. Ltd.(1)	3,000	895
Keystone Microtech Corp.	1,000	10,695
KHGEARS International Ltd.	1,000	5,003
Kindom Development Co. Ltd.	12,000	22,019
King Polytechnic Engineering Co. Ltd.	1,050	1,812

King's Town Construction Co. Ltd.(1)	4,000	6,735
Kinik Co.	3,000	27,602
Kinko Optical Co. Ltd.	8,000	6,932
Kinpo Electronics	60,000	42,102
Kinsus Interconnect Technology Corp.	16,000	42,630
KMC Kuei Meng International, Inc.	2,000	6,626
KNH Enterprise Co. Ltd.	3,000	2,120
Ko Ja Cayman Co. Ltd.	1,000	1,298
KS Terminals, Inc.	5,000	9,097
Kung Long Batteries Industrial Co. Ltd.	3,000	14,368
Kung Sing Engineering Corp.(1)	6,000	2,547
Kuo Toong International Co. Ltd.	6,000	10,938
Kuo Yang Construction Co. Ltd.	5,000	3,279
KYE Systems Corp.	5,000	6,143
L&K Engineering Co. Ltd.	12,148	100,308
Lanner Electronics, Inc.	6,000	15,855
Leadtek Research, Inc.(1)	2,000	4,069
Lealea Enterprise Co. Ltd.(1)	6,000	1,414
Lelon Electronics Corp.	5,000	12,778
Lemtech Holdings Co. Ltd.	1,000	2,765
Li Peng Enterprise Co. Ltd.(1)	14,000	2,913
Lida Holdings Ltd.	1,000	814
Lingsen Precision Industries Ltd.(1)	6,000	2,814
Lintes Technology Co. Ltd.	1,035	4,252
Lion Travel Service Co. Ltd.	4,000	21,948
Liton Technology Corp.	4,000	4,667
Long Bon International Co. Ltd.(1)	9,000	5,294
Long Da Construction & Development Corp.	3,000	3,525
Longchen Paper & Packaging Co. Ltd.(1)	20,000	5,741
Longwell Co.	7,000	22,192
Loop Telecommunication International, Inc.	1,000	1,668
Lotus Pharmaceutical Co. Ltd.	4,000	30,983
Lumax International Corp. Ltd.	4,000	13,567
Lung Yen Life Service Corp.(1)	4,000	8,232
LuxNet Corp.	6,051	32,386
M3 Technology, Inc.	1,000	3,481
Macauto Industrial Co. Ltd.	1,000	1,870
Machvision, Inc.	1,000	18,166
Macnica Anstek, Inc.	3,000	8,209
Macnica Galaxy, Inc.	1,000	3,263
Macroblock, Inc.	1,000	1,998
Man Zai Industrial Co. Ltd.	1,050	971
Marketech International Corp.	5,000	28,494
Materials Analysis Technology, Inc.	2,000	9,576
Mayer Steel Pipe Corp.	8,200	7,771
Mechema Chemicals International Corp.	1,000	2,011
Mercuries & Associates Holding Ltd.(1)	27,000	11,662
Mercuries Data Systems Ltd.	2,000	1,654
Mercuries Life Insurance Co. Ltd.(1)	149,000	25,995
Merida Industry Co. Ltd.	3,000	11,687
Merry Electronics Co. Ltd.	15,120	63,095
METAAGE Corp.	5,000	7,894
Microbio Co. Ltd.(1)	18,000	13,918
Microtek International(1)	1,000	373
Mildef Crete, Inc.	3,000	10,899

MIN AIK Technology Co. Ltd.	4,000	3,009
Mirle Automation Corp.	1,000	1,935
MOSA Industrial Corp.(1)	7,776	4,408
Motech Industries, Inc.	15,000	9,806
MPI Corp.	3,000	78,388
MSSCORPS Co. Ltd.	1,000	4,010
My Humble House Hospitality Management Consulting(1)	1,000	1,413
Myson Century, Inc.	11,000	20,635
Nak Sealing Technologies Corp.	1,000	3,867
Namchow Holdings Co. Ltd.	10,000	15,644
Nan Pao Resins Chemical Co. Ltd.	2,000	23,304
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	5,000	1,854
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,229
Nantex Industry Co. Ltd.	5,000	4,089
National Aerospace Fasteners Corp.	1,000	4,786
Netronix, Inc.	4,000	15,781
Newmax Technology Co. Ltd.(1)	1,000	769
Nexcom International Co. Ltd.	6,000	15,626
Nichidenbo Corp.	5,000	12,774
Nidec Chaun-Choung Technology Corp.	1,000	4,182
Niko Semiconductor Co. Ltd.	1,140	1,667
Nova Technology Corp.	1,000	5,534
Nuvoton Technology Corp.	12,000	28,813
O-Bank Co. Ltd.	67,000	21,065
Ocean Plastics Co. Ltd.	9,000	11,003
OK Biotech Co. Ltd.	1,000	580
Optimax Technology Corp.	13,000	12,443
Orient Semiconductor Electronics Ltd.	23,000	28,326
Oriental Union Chemical Corp.	28,000	12,348
O-TA Precision Industry Co. Ltd.	1,000	2,256
Otsuka Information Technology Corp.	1,000	7,530
Pacific Construction Co.	7,000	2,460
Pan German Universal Motors Ltd.	1,000	9,758
Pan Jit International, Inc.	17,000	28,331
Pan-International Industrial Corp.	25,000	31,604
Parpro Corp.	6,000	8,461
Patec Precision Industry Co. Ltd.	1,021	3,112
PChome Online, Inc.(1)	1,000	1,242
PCL Technologies, Inc.	1,000	2,692
P-Duke Technology Co. Ltd.	1,000	2,724
Pegavision Corp.	3,000	33,884
PharmaEngine, Inc.	6,000	17,982
Phihong Technology Co. Ltd.(1)	6,000	4,499
Phoenix Silicon International Corp.	8,000	36,345
Phoenix Tours International, Inc.	1,100	2,260
Pixart Imaging, Inc.	8,000	57,969
Planet Technology Corp.	1,000	5,071
Podak Co. Ltd.	1,050	1,651
Polytronics Technology Corp.	3,000	4,881
Posiflex Technology, Inc.	3,000	31,711
President Securities Corp.	47,000	35,390
Primax Electronics Ltd.	25,000	64,550
Prince Housing & Development Corp.	24,000	7,635
Progate Group Corp.	1,000	4,482
Promate Electronic Co. Ltd.	10,000	24,177

Prosperity Dielectrics Co. Ltd.	2,000	2,502
QST International Corp.	1,098	1,905
Qualipoly Chemical Corp.	5,000	10,291
Quang Viet Enterprise Co. Ltd.	2,000	5,700
Quanta Storage, Inc.	11,000	30,829
Quaser Machine Tools, Inc.	1,000	2,205
Quintain Steel Co. Ltd.(1)	6,000	1,982
Radium Life Tech Co. Ltd.(1)	43,000	19,376
Raydium Semiconductor Corp.	4,000	45,061
Rechi Precision Co. Ltd.	17,000	16,699
Rexon Industrial Corp. Ltd.	3,000	3,031
Rich Development Co. Ltd.	17,510	5,404
RiTdisplay Corp.(1)	2,000	2,351
Ritek Corp.(1)	37,000	12,218
Ruentex Engineering & Construction Co.	1,400	8,317
Sampo Corp.	8,000	7,029
San Fang Chemical Industry Co. Ltd.	17,000	21,621
San Far Property Ltd.	7,000	4,888
San Fu Chemical Co. Ltd.	1,000	3,639
Savior Lifetec Corp.	13,000	9,261
Scientech Corp.	2,000	18,646
ScinoPharm Taiwan Ltd.	5,000	2,804
SciVision Biotech, Inc.	2,000	6,339
SDI Corp.	7,000	16,209
Sea Sonic Electronics Co. Ltd.	1,000	2,500
Senao Networks, Inc.	2,000	11,536
Sensortek Technology Corp.	1,000	5,804
Sercomm Corp.	16,000	51,378
Sesoda Corp.	14,000	15,541
Sheng Yu Steel Co. Ltd.	2,000	1,600
ShenMao Technology, Inc.	2,000	4,238
Shieh Yih Machinery Industry Co. Ltd.	3,000	2,571
Shih Her Technologies, Inc.	2,000	8,331
Shih Wei Navigation Co. Ltd.(1)	4,000	2,230
Shin Ruenn Development Co. Ltd.	7,000	14,762
Shin Zu Shing Co. Ltd.	5,159	30,418
Shining Building Business Co. Ltd.(1)	9,000	2,978
Shinkong Insurance Co. Ltd.	14,000	48,785
Shinkong Synthetic Fibers Corp.	59,000	25,505
Shiny Chemical Industrial Co. Ltd.	6,000	29,950
ShunSin Technology Holding Ltd.	1,000	4,161
Shuttle, Inc.	6,000	3,284
Sigurd Microelectronics Corp.	25,000	63,730
Silicon Integrated Systems Corp.	17,000	26,730
Silicon Optronics, Inc.(1)	1,000	2,049
Sincere Navigation Corp.	8,000	6,295
Singatron Enterprise Co. Ltd.	2,000	1,563
Sinmag Equipment Corp.	1,000	4,844
Sinon Corp.	20,000	28,618
Sinphar Pharmaceutical Co. Ltd.	3,240	3,559
Sinyi Realty, Inc.	5,000	4,596
Sitronix Technology Corp.	6,000	43,013
Siward Crystal Technology Co. Ltd.	2,000	1,495
Skardin Industrial Corp.(1)	2,000	2,870
Soft-World International Corp.	1,000	3,464

Solar Applied Materials Technology Corp.	23,000	43,974
Solomon Technology Corp.	1,000	4,656
Solteam, Inc.	1,000	1,703
Speed Tech Corp.	8,000	11,647
Spirox Corp.	1,000	1,719
Sporton International, Inc.	3,000	18,249
Sports Gear Co. Ltd.	3,000	11,617
St. Shine Optical Co. Ltd.	3,000	16,731
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	3,889
Standard Foods Corp.	14,000	15,928
Stark Technology, Inc.	6,000	33,141
S-Tech Corp.	13,000	11,303
STL Technology Co. Ltd.	4,000	11,153
Sumeeko Industries Co. Ltd.	1,000	2,683
Sun Yad Construction Co. Ltd.(1)	3,000	1,464
Sunko INK Co. Ltd.(1)	5,000	2,007
SunMax Biotechnology Co. Ltd.	2,000	26,679
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	41,036
Sunplus Innovation Technology, Inc.	1,000	4,234
Sunplus Technology Co. Ltd.(1)	24,000	15,769
Sunrex Technology Corp.	2,000	3,473
Sunspring Metal Corp.	3,000	2,520
Sunty Development Co. Ltd.	5,000	2,574
Superalloy Industrial Co. Ltd.	16,000	29,802
Supreme Electronics Co. Ltd.	30,000	49,317
Swancor Holding Co. Ltd.	3,000	8,096
Symtek Automation Asia Co. Ltd.	1,000	5,680
Syncmold Enterprise Corp.	7,000	17,813
Synmosa Biopharma Corp.	21,000	23,859
Syscom Computer Engineering Co.	3,000	5,828
Sysgration	7,000	7,893
Systex Corp.	10,000	38,677
T3EX Global Holdings Corp.	4,000	10,576
Ta Liang Technology Co. Ltd.	1,000	2,838
Ta Ya Electric Wire & Cable	35,000	43,680
TA-I Technology Co. Ltd.	3,000	4,582
Tai Tung Communication Co. Ltd.(1)	3,000	2,226
TaiDoc Technology Corp.	4,000	18,486
Taiflex Scientific Co. Ltd.	11,137	17,271
Taimide Tech, Inc.	2,000	3,880
Tainan Enterprises Co. Ltd.	3,000	2,984
Tainan Spinning Co. Ltd.	62,000	28,087
TaiSol Electronics Co. Ltd.	2,000	3,588
Taisun Enterprise Co. Ltd.(1)	4,000	2,826
Taita Chemical Co. Ltd.	6,000	2,329
TAI-TECH Advanced Electronics Co. Ltd.	2,000	6,951
Taiwan Cogeneration Corp.	29,000	43,668
Taiwan Fire & Marine Insurance Co. Ltd.	12,000	13,793
Taiwan FU Hsing Industrial Co. Ltd.	5,000	8,363
Taiwan Hon Chuan Enterprise Co. Ltd.	12,222	59,467
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	7,449	8,897
Taiwan IC Packaging Corp.(1)	4,000	1,746
Taiwan Line Tek Electronic	1,000	705
Taiwan Mask Corp.	7,000	6,716
Taiwan Navigation Co. Ltd.	15,000	14,494

Taiwan Paiho Ltd.	12,000	23,063
Taiwan PCB Techvest Co. Ltd.	3,000	3,155
Taiwan Sakura Corp.	6,000	17,013
Taiwan Semiconductor Co. Ltd.	8,000	12,314
Taiwan Surface Mounting Technology Corp.	16,000	57,784
Taiwan Takisawa Technology Co. Ltd.	1,000	1,553
Taiwan TEA Corp.(1)	29,000	15,155
Taiwan Union Technology Corp.	12,000	67,266
Taiwan-Asia Semiconductor Corp.	11,000	7,303
Tatung System Technologies, Inc.	2,000	5,312
TBI Motion Technology Co. Ltd.(1)	8,000	10,657
TCI Co. Ltd.	7,000	29,488
Te Chang Construction Co. Ltd.	2,000	3,937
Team Group, Inc.(1)	4,000	9,551
Test Research, Inc.	8,000	29,616
Thinking Electronic Industrial Co. Ltd.	3,000	13,655
Thintech Materials Technology Co. Ltd.(1)	2,000	3,588
Thye Ming Industrial Co. Ltd.	8,000	18,424
Ton Yi Industrial Corp.	43,000	29,381
Tong Hsing Electronic Industries Ltd.	11,000	40,201
Tong-Tai Machine & Tool Co. Ltd.	12,000	10,263
Top Bright Holding Co. Ltd.	2,000	10,007
Topkey Corp.	3,000	19,370
Topoint Technology Co. Ltd.	6,000	5,735
TPK Holding Co. Ltd.(1)	15,000	15,248
Transcend Information, Inc.	5,000	17,056
Trigold Holdings Ltd.	3,000	4,009
Trusval Technology Co. Ltd.	1,000	6,626
Tsang Yow Industrial Co. Ltd.	1,000	791
TSC Auto ID Technology Co. Ltd.	1,000	6,360
TSEC Corp.	26,000	13,287
TSRC Corp.	22,000	13,370
TTY Biopharm Co. Ltd.	13,000	32,527
Tung Thih Electronic Co. Ltd.	1,100	2,301
Twinhead International Corp.(1)	1,000	2,627
TXC Corp.	17,000	52,887
TYC Brother Industrial Co. Ltd.	8,000	12,360
Tyntek Corp.	14,000	7,727
TZE Shin International Co. Ltd.	3,000	2,052
U-BEST Innovative Technology Co. Ltd.(1)	4,000	2,214
Ubright Optronics Corp.	1,000	2,783
UDE Corp.	4,000	11,701
Ultra Chip, Inc.	2,000	3,782
Unic Technology Corp.	3,000	2,895
Union Insurance Co. Ltd.(1)	1,000	874
Unitech Electronics Co. Ltd.	1,000	948
Unitech Printed Circuit Board Corp.(1)	32,956	27,777
United Fiber Optical Communication, Inc.(1)	4,000	3,499
United Orthopedic Corp.	4,000	13,922
United Renewable Energy Co. Ltd.(1)	61,000	14,950
Univacco Technology, Inc.	4,000	6,685
Universal Cement Corp.	12,220	12,539
Universal Vision Biotechnology Co. Ltd.	3,000	20,856
UPC Technology Corp.(1)	24,000	6,538
UPI Semiconductor Corp.	3,000	19,690

Userjoy Technology Co. Ltd.	3,000	9,858
USI Corp.	30,000	9,622
Usun Technology Co. Ltd.(1)	2,000	2,665
Utechzone Co. Ltd.	2,000	5,632
UVAT Technology Co. Ltd.	1,000	2,221
Ventec International Group Co. Ltd.	3,000	7,363
VIA Labs, Inc.	1,000	3,517
Viking Tech Corp.	2,000	2,170
Visco Vision, Inc.	2,000	12,389
Visual Photonics Epitaxy Co. Ltd.	7,000	23,666
Vivotek, Inc.	1,000	3,618
Vizionfocus, Inc.	2,000	13,829
Wafer Works Corp.	23,000	16,392
Waffer Technology Corp.	2,000	3,541
Wah Hong Industrial Corp.	1,000	1,118
Wah Lee Industrial Corp.	8,000	28,503
Walton Advanced Engineering, Inc.	5,000	2,154
We & Win Development Co. Ltd.(1)	3,000	1,234
We&Win Diversification Co. Ltd.(1)	1,000	703
Weikeng Industrial Co. Ltd.	22,000	23,856
Well Shin Technology Co. Ltd.	3,000	5,756
Welldone Co.	6,000	9,431
Weltrend Semiconductor	5,000	7,914
Wholetech System Hitech Ltd.	7,000	21,527
Winmate, Inc.	2,000	8,915
Winstek Semiconductor Co. Ltd.	2,000	6,214
WinWay Technology Co. Ltd.	1,000	36,175
Wiselink Co. Ltd.	11,331	39,247
WITS Corp.	2,000	6,467
Wonderful Hi-Tech Co. Ltd.	4,000	5,301
Wowprime Corp.	3,000	25,114
WUS Printed Circuit Co. Ltd.	6,000	8,511
WW Holding, Inc.	1,000	2,782
XinTec, Inc.	1,000	4,574
Xxentria Technology Materials Corp.	4,180	6,874
Yankey Engineering Co. Ltd.	1,200	17,363
Yao Sheng Electronic Co. Ltd.	2,000	4,156
YC INOX Co. Ltd.(1)	23,000	17,558
YCC Parts Manufacturing Co. Ltd.	1,000	1,719
Yea Shin International Development Co. Ltd.	2,101	2,265
Yem Chio Co. Ltd.	26,000	14,040
Yen Sun Technology Corp.(1)	1,000	1,396
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	905
YFC-Boneagle Electric Co. Ltd.	1,000	670
Yi Jinn Industrial Co. Ltd.	2,100	1,241
Yieh Phui Enterprise Co. Ltd.	56,320	28,450
Ying Han Technology Co. Ltd.(1)	2,000	3,643
Young Fast Optoelectronics Co. Ltd.	4,000	7,127
Youngtek Electronics Corp.	3,000	6,117
Yuan High-Tech Development Co. Ltd.	1,000	4,767
Yuanta Futures Co. Ltd.	3,248	9,094
Yungshin Construction & Development Co. Ltd.	2,000	8,540
YungShin Global Holding Corp.	10,000	20,413
Zenitron Corp.	4,000	4,490
Zero One Technology Co. Ltd.	1,000	3,781

Zig Sheng Industrial Co. Ltd.(1)	7,000	2,194
Zinwell Corp.(1)	4,000	1,599
Zippy Technology Corp.	5,000	8,988
Zyxel Group Corp.	14,000	13,351
		8,503,537
Thailand — 2.3%
AAPICO Hitech PCL, NVDR	12,200	5,061
AEON Thana Sinsap Thailand PCL, NVDR	7,600	23,829
Amata Corp. PCL, NVDR	63,900	28,237
AP Thailand PCL, NVDR	310,600	64,277
Asia Aviation PCL, NVDR(1)	445,400	16,001
Asian Sea Corp. PCL, NVDR	36,400	7,758
Bangchak Sriracha PCL, NVDR	59,300	9,011
Bangkok Airways PCL, NVDR	7,700	3,256
Bangkok Life Assurance PCL, NVDR	43,800	21,867
BCPG PCL, NVDR	129,400	24,232
BEC World PCL, NVDR	44,500	5,259
Chularat Hospital PCL, NVDR	528,700	25,111
CK Power PCL, NVDR	127,600	10,869
Dhipaya Group Holdings PCL, NVDR	19,900	11,336
Energy Absolute PCL, NVDR(1)	226,000	19,863
Erawan Group PCL, NVDR	194,800	12,446
Forth Corp. PCL, NVDR	16,900	4,419
GFPT PCL, NVDR	35,000	10,554
Gunkul Engineering PCL, NVDR	331,700	14,721
Hana Microelectronics PCL, NVDR	44,100	25,046
Ichitan Group PCL, NVDR	56,800	17,645
IRPC PCL, NVDR	872,100	21,775
Jasmine International PCL, NVDR(1)	132,811	6,433
Jaymart Group Holdings PCL, NVDR	44,800	8,503
KCE Electronics PCL, NVDR	68,900	33,075
Major Cineplex Group PCL, NVDR	41,100	11,281
Malee Group PCL, NVDR	9,600	2,248
MC Group PCL, NVDR	18,600	5,658
MK Restaurants Group PCL, NVDR	24,300	10,515
Northeast Rubber PCL, NVDR	52,200	6,612
Origin Property PCL, NVDR	33,700	1,786
Plan B Media PCL, NVDR	154,300	25,851
Precious Shipping PCL, NVDR	81,100	15,942
Prima Marine PCL, NVDR	105,100	17,919
PTG Energy PCL, NVDR	79,300	15,210
Quality Houses PCL, NVDR	879,900	38,305
R&B Food Supply PCL, NVDR	39,800	5,281
Regional Container Lines PCL, NVDR	31,800	25,387
Rojana Industrial Park PCL, NVDR	70,800	9,815
RS PCL, NVDR(1)	77,000	657
Sabina PCL, NVDR	12,200	6,049
Samart Corp. PCL, NVDR(1)	71,800	13,549
Sansiri PCL, NVDR	1,208,500	49,313
Sappe PCL, NVDR	11,100	9,894
SC Asset Corp. PCL, NVDR	106,800	5,291
Singer Thailand PCL, NVDR(1)	24,100	3,771
SiS Distribution Thailand PCL, NVDR	6,200	3,886
SISB PCL, NVDR	21,700	9,764
Sri Trang Agro-Industry PCL, NVDR	107,200	41,681

Star Petroleum Refining PCL, NVDR	160,400	27,841
Stecon Group PCL, NVDR(1)	135,400	30,444
Susco PCL, NVDR	64,000	5,298
Synnex Thailand PCL, NVDR	18,400	6,500
Taokaenoi Food & Marketing PCL, Class R, NVDR	43,600	8,095
Thaicom PCL, NVDR(1)	23,600	6,097
Thaifoods Group PCL, NVDR	93,100	14,443
Thoresen Thai Agencies PCL, NVDR	116,900	14,869
Tipco Asphalt PCL, NVDR	26,600	11,666
TOA Paint Thailand PCL, NVDR	43,200	14,072
VGI PCL, NVDR(1)	38,400	2,568
Xspring Capital PCL, NVDR(1)	710,600	17,301
		925,443
Turkey — 2.2%
Adel Kalemcilik Ticaret ve Sanayi AS	1,227	896
Afyon Cimento Sanayi TAS	13,671	4,387
Agesa Hayat ve Emeklilik AS	2,184	7,877
Akcansa Cimento AS	3,180	12,129
Akenerji Elektrik Uretim AS(1)	13,849	3,648
Akfen Yenilenebilir Enerji AS(1)	28,591	11,373
Aksigorta AS(1)	30,418	4,507
Albaraka Turk Katilim Bankasi AS	58,120	9,938
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	192	510
Alfa Solar Enerji Sanayi VE Ticaret AS	2,932	3,296
Alkim Alkali Kimya AS	9,849	3,565
Alkim Kagit Sanayi ve Ticaret AS	1,204	204
Alves Enerji Kablo Uretim Sanayi VE Dis Ticaret AS(1)	3,862	2,799
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS(1)	390	104
ARD Grup Bilisim Teknolojileri AS	4,723	3,200
Atp Yazilim ve Teknoloji AS	1,642	3,143
Aygaz AS	3,732	12,206
Bagfas Bandirma Gubre Fabrikalari AS(1)	3,263	2,221
Baticim Bati Anadolu Cimento Sanayii AS(1)	131,799	16,708
BatiSoke Soke Cimento Sanayii TAS(1)	46,578	19,425
Bera Holding AS(1)	44,825	16,066
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	14,515	5,224
Biotrend Cevre VE Enerji Yatirimlari AS(1)	14,212	7,198
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS(1)	1,935	763
Bogazici Beton Sanayi Ve Ticaret AS	6,541	4,274
Borlease Otomotiv AS	946	2,437
Bursa Cimento Fabrikasi AS	60,327	10,833
Cemas Dokum Sanayi AS(1)	58,528	12,185
Cemtas Celik Makina Sanayi Ve Ticaret AS	9,443	2,797
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	33	1,775
Dardanel Onentas Gida Sanayi AS(1)	7,484	321
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	37,065	5,841
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	804	263
EGE Gubre Sanayii AS	3,817	7,995
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	8,612	10,132
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	4,155	543
Elite Naturel Organik Gida Sanayi VE Ticaret AS	1,497	1,370
Enerya Enerji AS	43,944	5,473
Erbosan Erciyas Boru Sanayii ve Ticaret AS	450	1,649
Escar Turizm Tasimacilik Ticaret AS	9,081	17,239
Esenboga Elektrik Uretim AS(1)	5,770	9,615

Europap Tezol Kagit Sanayi VE Ticaret AS	11,666	4,912
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	39,042	5,377
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	8,330	5,695
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(1)	95,923	4,388
Garanti Faktoring AS(1)	4,956	2,794
Gedik Yatirim Menkul Degerler AS	5,075	1,054
Gelecek Varlik Yonetimi AS	987	1,585
Gentas Genel Metal Sanayi ve Ticaret AS	15,134	7,973
Gezinomi Seyahat Turizm Ticaret AS(1)	761	3,598
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	10,743	11,758
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	14,988	8,973
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	810	7,045
Goodyear Lastikleri TAS(1)	2,322	962
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	10,826	4,769
GSD Holding AS(1)	20,260	1,882
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	1,945	13,399
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(1)	2,163	4,061
HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS(1)	3,371	3,243
Hektas Ticaret TAS(1)	188,100	14,830
Hitit Bilgisayar Hizmetleri AS(1)	7,611	7,478
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	18,790	3,114
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	6,218	9,696
Is Finansal Kiralama AS(1)	21,168	6,220
Isiklar Enerji ve Yapi Holding AS(1)	44,430	15,115
Izmir Demir Celik Sanayi AS(1)	16,867	2,109
Jantsa Jant Sanayi Ve Ticaret AS	8,748	4,463
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	8,608	6,162
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	12,810	3,246
Katilimevim Tasarruf Finansman AS	8,928	22,313
Kervan Gida Sanayi Ve Ticaret AS	134,267	6,680
Kocaer Celik Sanayi Ve Ticaret AS	20,074	6,839
Konya Kagit Sanayi VE Ticaret AS(1)	1,290	1,078
Kordsa Teknik Tekstil AS(1)	1,980	2,763
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	14,022	30,987
Kutahya Seker Fabrikasi AS(1)	247	357
LDR Turizm AS	2,244	13,099
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS(1)	487	6,329
Logo Yazilim Sanayi Ve Ticaret AS	4,138	14,724
Lydia Holding AS(1)	3,572	8,258
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	15,651	13,560
Marmaris Altinyunus Turistik Tesisler AS(1)	168	2,819
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	32,622	25,450
Meditera Tibbi Malzeme Sanayi VE Ticaret AS	1,501	1,138
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,003	525
MIA Teknoloji AS(1)	19,776	15,551
Naturel Yenilenebilir Enerji Ticaret AS(1)	4,362	5,600
Naturelgaz Sanayi ve Ticaret AS	9,723	2,160
NET Holding AS(1)	30,182	31,476
Netas Telekomunikasyon AS(1)	1,580	1,927
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	62,545	7,482
Orge Enerji Elektrik Taahhut AS(1)	4,507	8,757
Osmanli Yatirim Menkul Degerler AS	2,330	430
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	334	257
Parsan Makina Parcalari Sanayii AS(1)	931	1,817
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	9,883	3,229

Pinar Entegre Et ve Un Sanayi AS	1,504	336
Pinar SUT Mamulleri Sanayii AS	5,476	1,213
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	3,272	2,134
Polisan Holding AS(1)	13,896	6,851
Qua Granite Hayal(1)	32,561	4,635
Ral Yatirim Holding AS(1)	2,041	6,825
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	100,277	35,064
Sanko Pazarlama Ithalat Ihracat AS(1)	335	164
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	3,266	1,454
Sekerbank Turk AS(1)	97,029	11,162
Sok Marketler Ticaret AS	21,727	18,394
Suwen Tekstil Sanayi Pazarlama AS	8,655	3,271
Tatlipinar Enerji Uretim AS(1)	4,138	4,413
Tekfen Holding AS	11,437	32,378
Teknosa Ic Ve Dis Ticaret AS(1)	2,713	1,352
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	244,176	4,670
Tukas Gida Sanayi ve Ticaret AS(1)	166,269	9,838
Turcas Petrol AS	11,563	8,097
Tureks Turizm Tasimacilik AS(1)	3,676	1,398
Turk Prysmian Kablo ve Sistemleri AS(1)	263	177
Turkiye Sinai Kalkinma Bankasi AS(1)	71,739	19,956
Ulusoy Un Sanayi ve Ticaret AS(1)	6,185	980
Usak Seramik Sanayii AS(1)	81,672	11,078
Vakif Finansal Kiralama AS(1)	68,119	3,580
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,260	8,648
VBT Yazilim AS(1)	2,810	1,360
Vestel Beyaz Esya Sanayi ve Ticaret AS	13,933	3,104
Vestel Elektronik Sanayi ve Ticaret AS(1)	7,904	6,681
Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	285	1,915
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	2,962	1,801
YEO Teknoloji Enerji VE Endustri AS(1)	14,296	14,590
Yunsa Yunlu Sanayi VE Ticare AS	7,264	940
Zorlu Enerji Elektrik Uretim AS(1)	147,104	11,218
		887,312
TOTAL COMMON STOCKS (Cost $38,773,175)		39,910,452
WARRANTS — 0.0%
Malaysia — 0.0%
NEXG Bhd.(1)	40,600	2,051
Supermax Corp. Bhd.(1)	4,080	201
VS Industry Bhd.(1)	9,180	118
		2,370
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	125,306	1,945
Northeast Rubber PCL, NVDR(1)	5,000	33
Origin Property PCL, NVDR(1)	8,425	51
RS PCL, NVDR(1)	1,770	7
VGI PCL, NVDR(1)	10,270	206
		2,242
TOTAL WARRANTS (Cost $—)		4,612
RIGHTS — 0.0%
India — 0.0%
SEPC Ltd.(1) (Cost $—)	1,490	71

SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,466	41,466
State Street Navigator Securities Lending Government Money Market Portfolio(3)	397,198	397,198
TOTAL SHORT-TERM INVESTMENTS (Cost $438,664)		438,664
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $39,211,839)		40,353,799
OTHER ASSETS AND LIABILITIES — (1.1)%		(420,810)
TOTAL NET ASSETS — 100.0%		$39,932,989

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	17.7%
Industrials	16.3%
Consumer Discretionary	13.3%
Materials	11.9%
Financials	10.1%
Health Care	8.6%
Consumer Staples	7.0%
Real Estate	5.5%
Communication Services	3.9%
Utilities	3.8%
Energy	1.9%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,242,479. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,344,965, which includes securities collateral of $947,767.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$121,748	$2,676,491	—
Chile	—	247,466	—
China	924,034	6,655,473	—
Colombia	—	8,010	—
Greece	—	279,834	—
Hong Kong	—	31,383	—
Hungary	—	117,667	—
India	—	9,038,173	—
Indonesia	—	869,159	—
Malaysia	—	1,182,201	—
Mexico	169,616	794,647	—
Philippines	—	261,349	—
Poland	—	222,945	—
South Africa	—	1,282,621	—
South Korea	—	4,711,343	—
Taiwan	—	8,503,537	—
Thailand	—	925,443	—
Turkey	—	887,312	—
Warrants	—	4,612	—
Rights	—	71	—
Short-Term Investments	438,664	—	—
	$1,654,062	$38,699,737	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.